LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2006 Semi-Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or variable universal life policy.

This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. Additionally, some of the portfolio managers discuss the performance of their respective portfolios during the period. Policyowners of NYLIAC Facilitator(R) Multi-Funded Variable Annuity (MFA) policies should refer to page 3 and policyowners of NYLIAC Variable Life Insurance Policies (VLI) should refer to page 18 for their respective financial statements.

I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to speak with your Registered Representative. He or she can help you devise a strategy to meet your financial objectives.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to help you plan for your financial goals. We appreciate the trust you have placed in us, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and to the changing times.

Sincerely,

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2006

                       This page intentionally left blank

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP
    Series Fund, Inc., at net asset
    value...............................  $ 40,665,815   $103,989,932   $ 11,753,062   $ 28,277,030   $  1,242,470   $  2,421,603
  Dividends due and accrued.............            --             --             --             --          4,862          9,712
    Net receivable (payable) to New York
      Life Insurance and Annuity
      Corporation.......................       (44,650)       (41,627)            --         (8,884)            --          1,039

LIABILITIES
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       130,779        334,964         38,050         89,939          3,805          7,563
    Administrative charges..............            --        133,985             --         35,976             --          3,026
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Total net assets................  $ 40,490,386   $103,479,356   $ 11,715,012   $ 28,142,231   $  1,243,527   $  2,421,765
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 40,490,386   $103,479,356   $ 11,715,012   $ 28,142,231   $  1,243,527   $  2,421,765
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      70.51   $      63.00   $      43.48   $      38.85   $      23.66   $      21.14
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 44,886,115   $105,108,789   $ 11,728,878   $ 28,287,594   $  1,242,499   $  2,421,650
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)

                                                 COMMON STOCK                 BOND INVESTMENT                MONEY MARKET
                                             INVESTMENT DIVISIONS                DIVISIONS               INVESTMENT DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $         --   $         --   $         --   $     26,790   $     51,587
  Mortality and expense risk charges....      (263,754)      (672,298)       (78,131)      (184,526)        (7,882)       (15,142)
  Administrative charges................            --       (268,919)            --        (73,810)            --         (6,057)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (263,754)      (941,217)       (78,131)      (258,336)        18,908         30,388
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     3,716,246      6,603,886      1,653,237      2,396,208        282,490        523,652
  Cost of investments sold..............    (3,301,389)    (5,539,976)    (1,667,072)    (2,422,393)      (282,502)      (523,656)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................       414,857      1,063,910        (13,835)       (26,185)           (12)            (4)
  Realized gain distribution received...            --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......       888,735      2,204,544        (77,318)      (192,564)            (2)           (22)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....     1,303,592      3,268,454        (91,153)      (218,749)           (14)           (26)
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $  1,039,838   $  2,327,237   $   (169,284)  $   (477,085)  $     18,894   $     30,362
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                                       COMMON STOCK
                                                                                   INVESTMENT DIVISIONS
                                                            ------------------------------------------------------------------
                                                                    SINGLE PREMIUM                     FLEXIBLE PREMIUM
                                                                       POLICIES                            POLICIES
                                                            ------------------------------      ------------------------------
                                                                2006              2005              2006              2005
                                                            ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)........................    $   (263,754)     $   (112,152)     $   (941,217)     $   (817,474)
    Net realized gain (loss) on investments.............         414,857           254,696         1,063,910         1,251,848
    Realized gain distribution received.................              --           501,799                --         1,263,618
    Change in unrealized appreciation (depreciation) on
      investments.......................................         888,735         1,931,769         2,204,544         4,252,340
                                                            ------------      ------------      ------------      ------------
      Net increase (decrease) in net assets resulting
        from operations.................................       1,039,838         2,576,112         2,327,237         5,950,332
                                                            ------------      ------------      ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners, net of
      reversals.........................................         196,163           260,084           705,521         1,762,020
    Policyowners' surrenders............................      (2,944,774)       (4,691,753)       (5,912,266)      (10,116,002)
    Policyowners' annuity and death benefits, net of
      reversals.........................................         (34,168)         (166,876)         (181,019)         (483,188)
    Net transfers from (to) Fixed Account...............         (68,609)         (353,048)         (160,908)       (1,738,432)
    Transfers between Investment Divisions..............         (52,329)           75,089            68,267          (158,701)
                                                            ------------      ------------      ------------      ------------
      Net contributions and (withdrawals)...............      (2,903,717)       (4,876,504)       (5,480,405)      (10,734,303)
                                                            ------------      ------------      ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account...........................          (7,672)            2,713           (27,130)            9,074
                                                            ------------      ------------      ------------      ------------
        Increase (decrease) in net assets...............      (1,871,551)       (2,297,679)       (3,180,298)       (4,774,897)
NET ASSETS:
    Beginning of period.................................      42,361,937        44,659,616       106,659,654       111,434,551
                                                            ------------      ------------      ------------      ------------
    End of period.......................................    $ 40,490,386      $ 42,361,937      $103,479,356      $106,659,654
                                                            ============      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

                         BOND INVESTMENT                                              MONEY MARKET
                            DIVISIONS                                             INVESTMENT DIVISIONS
    ---------------------------------------------------------   ---------------------------------------------------------
          SINGLE PREMIUM               FLEXIBLE PREMIUM               SINGLE PREMIUM               FLEXIBLE PREMIUM
             POLICIES                      POLICIES                      POLICIES                      POLICIES
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
        2006           2005           2006           2005           2006           2005           2006           2005
    ---------------------------------------------------------------------------------------------------------------------
    $    (78,131)  $    254,943   $   (258,336)  $    438,210   $     18,908   $     23,881   $     30,388   $     30,520
         (13,835)        19,076        (26,185)         2,668            (12)           (10)            (4)           (20)
              --             --             --             --             --             --             --             --
         (77,318)      (151,237)      (192,564)      (309,917)            (2)            39            (22)            81
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
        (169,284)       122,782       (477,085)       130,961         18,894         23,910         30,362         30,581
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
         140,675        108,671        217,745        579,140          9,622        111,131         32,268        605,486
      (1,272,496)    (1,423,154)    (1,920,414)    (2,447,331)      (260,143)      (322,601)       (75,672)      (664,427)
          (6,511)       (27,679)       (31,918)      (235,965)            --             28         (4,669)        (5,908)
         (54,704)      (208,089)      (137,858)      (530,889)        (2,052)       (46,707)      (414,764)      (275,233)
         (62,588)       (41,949)      (208,976)        12,728        114,917        (32,898)       140,596        146,184
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,255,624)    (1,592,200)    (2,081,421)    (2,622,317)      (137,656)      (291,047)      (322,241)      (193,898)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
             287           (591)           945         (1,890)           (65)          (106)          (173)          (260)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      (1,424,621)    (1,470,009)    (2,557,561)    (2,493,246)      (118,827)      (267,243)      (292,052)      (163,577)
      13,139,633     14,609,642     30,699,792     33,193,038      1,362,354      1,629,597      2,713,817      2,877,394
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 11,715,012   $ 13,139,633   $ 28,142,231   $ 30,699,792   $  1,243,527   $  1,362,354   $  2,421,765   $  2,713,817
    ============   ============   ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (This page intentionally left blank)

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP Series
    Fund, Inc., at net asset value......  $ 54,705,127   $ 11,396,864   $ 19,976,986   $  3,159,896   $  1,507,766   $    514,177
  Dividends due and accrued.............            --             --             --             --          5,979          2,063
  Net receivable (payable) to New York
    Life Insurance and Annuity
    Corporation.........................       (99,748)           (60)        (2,507)        (3,044)            --            (12)

LIABILITIES:
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       175,552         36,991         63,518          9,930          4,578          1,217
    Administrative charges..............            --         14,796             --          3,972             --            487
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets..................  $ 54,429,827   $ 11,345,017   $ 19,910,961   $  3,142,950   $  1,509,167   $    514,524
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 54,429,827   $ 11,345,017   $ 19,910,961   $  3,142,950   $  1,509,167   $    514,524
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      70.51   $      63.00   $      43.64   $      38.91   $      23.66   $      21.14
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 59,855,827   $ 11,731,762   $ 19,938,388   $  3,186,795   $  1,507,818   $    514,179
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $         --   $         --   $         --   $     30,739   $      7,212
  Mortality and expense risk charges....      (352,940)       (74,219)      (129,908)       (20,343)        (9,022)        (2,092)
  Administrative charges................            --        (29,688)            --         (8,137)            --           (837)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (352,940)      (103,907)      (129,908)       (28,480)        21,717          4,283
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     3,717,227      1,043,189      1,645,805        232,652        129,863        183,608
  Cost of investments sold..............    (3,285,350)      (925,230)    (1,655,644)      (230,813)      (129,863)      (183,604)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................       431,877        117,959         (9,839)         1,839             --              4
  Realized gain distribution received...            --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......     1,300,551        237,956       (143,723)       (25,784)           (16)            (9)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....     1,732,428        355,915       (153,562)       (23,945)           (16)            (5)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net
        assets resulting from
        operations......................  $  1,379,488   $    252,008   $   (283,470)  $    (52,425)  $     21,701   $      4,278
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                                                         COMMON STOCK
                                                                                     INVESTMENT DIVISIONS
                                                                --------------------------------------------------------------
                                                                       SINGLE PREMIUM                   FLEXIBLE PREMIUM
                                                                          POLICIES                          POLICIES
                                                                ----------------------------      ----------------------------
                                                                   2006             2005             2006             2005
                                                                --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................    $  (352,940)     $  (144,665)     $  (103,907)     $   (89,070)
    Net realized gain (loss) on investments.................        431,877          289,380          117,959           93,696
    Realized gain distribution received.....................             --          667,526               --          139,746
    Change in unrealized appreciation (depreciation) on
      investments...........................................      1,300,551        2,592,889          237,956          506,011
                                                                -----------      -----------      -----------      -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................      1,379,488        3,405,130          252,008          650,383
                                                                -----------      -----------      -----------      -----------
  Contributions and (withdrawals):
    Payments received from policyowners, net of reversals...        (31,573)          44,635           10,855          123,488
    Policyowners' surrenders................................     (2,472,161)      (4,358,922)        (429,881)        (781,159)
    Policyowners' annuity and death benefits, net of
      reversals.............................................       (520,112)        (872,082)         (54,282)        (180,701)
    Net transfers from (to) Fixed Account...................       (202,612)        (582,612)          (8,513)        (164,758)
    Transfers between Investment Divisions..................       (147,818)         134,400         (229,786)          12,775
                                                                -----------      -----------      -----------      -----------
      Net contributions and (withdrawals)...................     (3,374,276)      (5,634,581)        (711,607)        (990,355)
                                                                -----------      -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................        (10,213)           3,527           (2,977)           1,003
                                                                -----------      -----------      -----------      -----------
        Increase (decrease) in net assets...................     (2,005,001)      (2,225,924)        (462,576)        (338,969)
NET ASSETS:
  Beginning of period.......................................     56,434,828       58,660,752       11,807,593       12,146,562
                                                                -----------      -----------      -----------      -----------
  End of period.............................................    $54,429,827      $56,434,828      $11,345,017      $11,807,593
                                                                ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

                       BOND INVESTMENT                                       MONEY MARKET
                          DIVISIONS                                      INVESTMENT DIVISIONS
    -----------------------------------------------------   -----------------------------------------------
         SINGLE PREMIUM             FLEXIBLE PREMIUM             SINGLE PREMIUM          FLEXIBLE PREMIUM
            POLICIES                    POLICIES                    POLICIES                 POLICIES
    -------------------------   -------------------------   -------------------------   -------------------
       2006          2005          2006          2005          2006          2005         2006       2005
    -------------------------------------------------------------------------------------------------------
    $  (129,908)  $   413,989   $   (28,480)  $    48,133   $    21,717   $    26,215   $ 4,283    $  3,775
         (9,839)       65,242         1,839        11,512            --            (9)        4          (5)
             --            --            --            --            --            --        --          --
       (143,723)     (273,454)      (25,784)      (45,557)          (16)           40        (9)         11
    -----------   -----------   -----------   -----------   -----------   -----------   --------   --------
       (283,470)      205,777       (52,425)       14,088        21,701        26,246     4,278       3,781
    -----------   -----------   -----------   -----------   -----------   -----------   --------   --------
        (30,357)      124,499         4,036        36,971            --            --     1,941       5,059
     (1,047,033)   (1,708,541)     (129,766)     (197,801)     (108,943)     (200,237)   (5,539)    (16,065)
       (229,495)     (916,236)      (27,644)      (73,110)       (9,155)      (50,404)   (1,112)     (1,749)
        (61,063)     (310,459)      (26,294)      (35,775)       (2,500)      (62,376)     (227)     (1,059)
            914       (67,439)       (6,775)         (762)      146,872       (66,971)  236,561     (12,012)
    -----------   -----------   -----------   -----------   -----------   -----------   --------   --------
     (1,367,034)   (2,878,176)     (186,443)     (270,477)       26,274      (379,988)  231,624     (25,826)
    -----------   -----------   -----------   -----------   -----------   -----------   --------   --------
            473          (980)          104          (206)          (73)         (116)      (22)        (36)
    -----------   -----------   -----------   -----------   -----------   -----------   --------   --------
     (1,650,031)   (2,673,379)     (238,764)     (256,595)       47,902      (353,858)  235,880     (22,081)
     21,560,992    24,234,371     3,381,714     3,638,309     1,461,265     1,815,123   278,644     300,725
    -----------   -----------   -----------   -----------   -----------   -----------   --------   --------
    $19,910,961   $21,560,992   $ 3,142,950   $ 3,381,714   $ 1,509,167   $ 1,461,265   $514,524   $278,644
    ===========   ===========   ===========   ===========   ===========   ===========   ========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC MFA Separate Account-I ("Separate Account-I") and NYLIAC MFA Separate Account-II ("Separate Account-II") were established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest net premium payments under Tax Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-I") and Non-Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-II") issued by NYLIAC. Effective December 19, 1994, sales of all such policies were discontinued.

    Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. The assets of Separate Account-I and Separate Account-II, which are all in the accumulation phase, are invested exclusively in shares of portfolios of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), is a wholly-owned subsidiary of New York Life Insurance Company and provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are six Investment Divisions within both Separate Account-I and Separate Account-II, three of which invest Single Premium Policy net premium payments and three of which invest Flexible Premium Policy net premium payments. The Common Stock Investment Divisions invest in the MainStay VP Common Stock Portfolio-Initial Class, the Bond Investment Divisions invest in the MainStay VP Bond Portfolio-Initial Class, and the Money Market Investment Divisions invest in the MainStay VP Cash Management Portfolio. Net premium payments received are allocated to the Investment Divisions of Separate Account-I or Separate Account-II according to policyowner instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day subsequent to the close of the period presented.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES
                                                                     (UNAUDITED)

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------
At June 30, 2006, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of Separate Account-I and Separate Account-II is as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Number of shares...........................    1,826          4,669           900         2,164         1,242            242
Identified cost............................  $44,886       $105,109       $11,729       $28,288       $ 1,242       $  2,422
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Number of shares...........................    2,456            512         1,529           242         1,508            514
Identified cost............................  $59,856       $ 11,732       $19,938       $ 3,187       $ 1,508       $    514

Transactions in MainStay VP Series Fund, Inc. shares for the period ended June 30, 2006 were as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Purchases..................................  $   504       $    146       $   295       $    60       $   154       $    235
Proceeds from sales........................    3,716          6,604         1,653         2,396           282            524
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Purchases..................................  $    82       $    227       $   147       $    20       $   180       $    419
Proceeds from sales........................    3,717          1,043         1,646           233           130            184

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts an annual policy service charge for Flexible Premium Policies on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 1% of the policy's accumulation value. This charge covers the cost for providing services such as collecting, processing and confirming purchase payments. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    NYLIAC deducts a surrender charge on certain partial withdrawals or surrenders from Single Premium and Flexible Premium policies. For Single Premium policies, NYLIAC assesses a charge based on the length of time each payment is in the policy before it is withdrawn. Single Premium policyholders can make up to four additional purchase payments each policy year. The surrender charge for Single Premium policyholders is 7% of the amount withdrawn or surrendered during the first policy year that a purchase payment is made. This charge declines 1% for each additional policy year that a purchase payment is in the policy until the seventh policy year, after which no charge is made. The surrender charge for Flexible Premium policies is 7% of the amount withdrawn or surrendered during the first four policy years. This charge then declines 1% each policy year until the tenth policy year, after which no charge is made. These charges are recorded with surrenders in the accompanying statements of changes in net assets. Surrender charges are paid to NYLIAC.

    Single and Flexible Premium policies of Separate Account-I and Separate Account-II are charged for the mortality and expense risks assumed by NYLIAC. Additionally, Flexible Premium policies are charged for administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.25% for mortality and expense risks and an additional .50% for administrative charges on Flexible Premium policies, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------
Transactions in accumulation units for the six months ended June 30, 2006 and the year ended December 31, 2005, were as follows:

                                                                   COMMON STOCK INVESTMENT DIVISIONS
                                                                ----------------------------------------
                                                                 SINGLE PREMIUM        FLEXIBLE PREMIUM
                                                                    POLICIES               POLICIES
                                                                ----------------       -----------------
                                                                2006        2005       2006         2005
                                                                ----------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Units issued................................................       3          5         12            30
Units redeemed..............................................     (44)       (79)       (99)         (211)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (41)       (74)       (87)         (181)
                                                                =====       ====       ====         ====
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Units issued................................................      --          2         --             2
Units redeemed..............................................     (46)       (89)       (11)          (19)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (46)       (87)       (11)          (17)
                                                                =====       ====       ====         ====

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

         BOND INVESTMENT DIVISIONS         MONEY MARKET INVESTMENT DIVISIONS
    -----------------------------------   -----------------------------------
    SINGLE PREMIUM    FLEXIBLE PREMIUM    SINGLE PREMIUM    FLEXIBLE PREMIUM
       POLICIES           POLICIES           POLICIES           POLICIES
    ---------------   -----------------   ---------------   -----------------
     2006     2005     2006      2005      2006     2005     2006      2005
    -------------------------------------------------------------------------
        2        2        6        15         6        5         9        36
      (32)     (38)     (59)      (81)      (12)     (17)      (24)      (45)
    ------   ------   -------   -------   ------   ------   -------   -------
      (30)     (36)     (53)      (66)       (6)     (12)      (15)       (9)
    ======   ======   =======   =======   ======   ======   =======   =======
       --        3       --         1         6       --        11        --
      (31)     (69)      (5)       (7)       (5)     (16)       --        (2)
    ------   ------   -------   -------   ------   ------   -------   -------
      (31)     (66)      (5)       (6)        1      (16)       11        (2)
    ======   ======   =======   =======   ======   ======   =======   =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2006, December 31, 2005, 2004, 2003, 2002, and 2001.

                                                                            SINGLE PREMIUM POLICIES (A)
COMMON STOCK INVESTMENT DIVISIONS                       -------------------------------------------------------------------
                                                          2006        2005        2004        2003       2002        2001
                                                        -------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..........................................    $ 40,490    $ 42,362    $ 44,660    $ 46,214    $41,980    $ 67,782
Units Outstanding...................................         575         616         690         782        886       1,070
Variable Accumulation Unit Value....................    $  70.51    $  68.87    $  64.76    $  59.13    $ 47.38    $  63.34
Total Return........................................        2.4%        6.3%        9.5%       24.8%     (25.2%)     (18.1%)
Investment Income Ratio.............................          --        1.0%        1.4%        1.0%       0.8%        0.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..........................................    $ 54,430    $ 56,435    $ 58,661    $ 58,628    $52,099    $ 83,882
Units Outstanding...................................         773         819         906         992      1,100       1,324
Variable Accumulation Unit Value....................    $  70.51    $  68.87    $  64.76    $  59.13    $ 47.38    $  63.34
Total Return........................................        2.4%        6.3%        9.5%       24.8%     (25.2%)     (18.1%)
Investment Income Ratio.............................          --        1.0%        1.4%        1.0%       0.8%        0.6%

                                                                           FLEXIBLE PREMIUM POLICIES (B)
                                                        -------------------------------------------------------------------
                                                          2006        2005        2004        2003       2002        2001
                                                        -------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..........................................    $103,479    $106,660    $111,435    $111,812    $97,039    $144,797
Units Outstanding...................................       1,643       1,730       1,911       2,090      2,252       2,502
Variable Accumulation Unit Value....................    $  63.00    $  61.69    $  58.30    $  53.50    $ 43.08    $  57.88
Total Return........................................        2.1%        5.8%        9.0%       24.2%     (25.6%)     (18.5%)
Investment Income Ratio.............................          --        1.0%        1.4%        1.1%       0.9%        0.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..........................................    $ 11,345    $ 11,808    $ 12,147    $ 11,991    $10,311    $ 14,842
Units Outstanding...................................         180         191         208         224        239         256
Variable Accumulation Unit Value....................    $  63.00    $  61.69    $  58.30    $  53.50    $ 43.08    $  57.88
Total Return........................................        2.1%        5.8%        9.0%       24.2%     (25.6%)     (18.5%)
Investment Income Ratio.............................          --        1.0%        1.4%        1.0%       0.9%        0.7%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES
                                                                     (UNAUDITED)

--------------------------------------------------------------------------------

                                                                              SINGLE PREMIUM POLICIES (A)
BOND INVESTMENT DIVISIONS                                    --------------------------------------------------------------
                                                              2006       2005       2004       2003       2002       2001
                                                             --------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets...............................................    $11,715    $13,140    $14,610    $15,822    $17,277    $18,196
Units Outstanding........................................        269        299        335        372        420        478
Variable Accumulation Unit Value.........................    $ 43.48    $ 44.07    $ 43.67    $ 42.48    $ 41.15    $ 38.06
Total Return.............................................      (1.3%)      0.9%       2.8%       3.2%       8.1%       7.9%
Investment Income Ratio..................................         --       3.1%       3.5%       3.9%       4.2%       4.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets...............................................    $19,911    $21,561    $24,234    $27,862    $30,073    $30,677
Units Outstanding........................................        456        487        553        653        728        803
Variable Accumulation Unit Value.........................    $ 43.64    $ 44.23    $ 43.83    $ 42.64    $ 41.31    $ 38.20
Total Return.............................................      (1.3%)      0.9%       2.8%       3.2%       8.1%       7.9%
Investment Income Ratio..................................         --       3.1%       3.4%       3.9%       4.3%       4.6%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                             --------------------------------------------------------------
                                                              2006       2005       2004       2003       2002       2001
                                                             --------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets...............................................    $28,142    $30,700    $33,193    $36,131    $37,638    $37,628
Units Outstanding........................................        725        778        844        940      1,006      1,082
Variable Accumulation Unit Value.........................    $ 38.85    $ 39.48    $ 39.31    $ 38.43    $ 37.42    $ 34.78
Total Return.............................................      (1.6%)      0.4%       2.3%       2.7%       7.6%       7.4%
Investment Income Ratio..................................         --       3.1%       3.4%       4.0%       4.3%       4.7%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets...............................................    $ 3,143    $ 3,382    $ 3,638    $ 3,817    $ 3,961    $ 4,013
Units Outstanding........................................         81         86         92         99        106        115
Variable Accumulation Unit Value.........................    $ 38.91    $ 39.54    $ 39.37    $ 38.49    $ 37.48    $ 34.84
Total Return.............................................      (1.6%)      0.4%       2.3%       2.7%       7.6%       7.4%
Investment Income Ratio..................................         --       3.1%       3.5%       4.0%       4.3%       4.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              SINGLE PREMIUM POLICIES (A)
MONEY MARKET INVESTMENT DIVISIONS                               --------------------------------------------------------
                                                                 2006      2005      2004      2003      2002      2001
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $1,244    $1,362    $1,630    $1,939    $2,288    $2,755
Units Outstanding...........................................        53        59        71        84        99       119
Variable Accumulation Unit Value............................    $23.66    $23.31    $22.92    $23.02    $23.15    $23.13
Total Return................................................      1.5%      1.7%     (0.4%)    (0.6%)     0.1%      2.5%
Investment Income Ratio.....................................      4.2%      2.8%      0.8%      0.7%      1.4%      3.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $1,509    $1,461    $1,815    $2,378    $3,119    $4,149
Units Outstanding...........................................        64        63        79       103       135       179
Variable Accumulation Unit Value............................    $23.66    $23.31    $22.92    $23.02    $23.15    $23.13
Total Return................................................      1.5%      1.7%     (0.4%)    (0.6%)     0.1%      2.5%
Investment Income Ratio.....................................      4.3%      2.9%      0.8%      0.7%      1.4%      3.8%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                                --------------------------------------------------------
                                                                 2006      2005      2004      2003      2002      2001
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $2,422    $2,714    $2,877    $3,680    $4,127    $4,419
Units Outstanding...........................................       115       130       139       177       196       209
Variable Accumulation Unit Value............................    $21.14    $20.88    $20.64    $20.83    $21.06    $21.14
Total Return................................................      1.3%      1.2%     (0.9%)    (1.1%)    (0.4%)     2.0%
Investment Income Ratio.....................................      4.3%      2.9%      0.8%      0.7%      1.4%      3.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $  515    $  279    $  301    $  363    $  593    $  488
Units Outstanding...........................................        24        13        15        17        28        23
Variable Accumulation Unit Value............................    $21.14    $20.88    $20.64    $20.83    $21.06    $21.14
Total Return................................................      1.3%      1.2%     (0.9%)    (1.1%)    (0.4%)     2.0%
Investment Income Ratio.....................................      4.3%      2.8%      0.8%      0.7%      1.3%      3.8%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                       This page intentionally left blank

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2006
(Unaudited)

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
ASSETS:
  Investment in the MainStay VP Series Fund, Inc., at net
    asset value.............................................  $29,691,315     $ 9,500,988     $ 1,689,084
    Dividends due and accrued...............................           --              --           6,773
    Net receivable (payable) to New York Life Insurance and
      Annuity Corporation...................................         (739)           (426)            (57)

LIABILITIES
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......      (26,471)         (8,286)         (1,480)
                                                              ------------    ------------    ------------
      Total net assets......................................  $29,664,105     $ 9,492,276     $ 1,694,320
                                                              ============    ============    ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $29,664,105     $ 9,492,276     $ 1,694,320
                                                              ============    ============    ============
Identified Cost of Investment...............................  $28,865,818     $ 9,576,256     $ 1,689,110
                                                              ============    ============    ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2006
(Unaudited)

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $        --     $        --     $    35,293
  Mortality and expense risk charges........................      (52,687)        (16,771)         (2,905)
                                                              ------------    ------------    ------------
      Net investment income (loss)..........................      (52,687)        (16,771)         32,388
                                                              ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    1,052,609         376,882          26,486
  Cost of investments sold..................................     (808,518)       (387,507)        (26,486)
                                                              ------------    ------------    ------------
      Net realized gain (loss) on investments...............      244,091         (10,625)             --
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      654,458         (59,259)            (18)
                                                              ------------    ------------    ------------
      Net gain (loss) on investments........................      898,549         (69,884)            (18)
                                                              ------------    ------------    ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   845,862     $   (86,655)    $    32,370
                                                              ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                                            VLI SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2006
and the year ended December 31, 2005
(Unaudited)

                                                     COMMON STOCK                    BOND                    MONEY MARKET
                                                      INVESTMENT                  INVESTMENT                  INVESTMENT
                                                       DIVISION                    DIVISION                    DIVISION
                                               -------------------------   -------------------------   ------------------------
                                                  2006          2005          2006          2005          2006          2005
                                               --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).............  $   (52,687)  $   189,476   $   (16,771)  $   281,061   $    32,388   $   42,075
    Net realized gain (loss) on
      investments............................      244,091       511,032       (10,625)       71,228            --           (1)
    Realized gain distribution received......           --       348,443            --            --            --           --
    Change in unrealized appreciation
      (depreciation) on investments..........      654,458       994,557       (59,259)     (171,968)          (18)          38
                                               -----------   -----------   -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets
        resulting from operations............      845,862     2,043,508       (86,655)      180,321        32,370       42,112
                                               -----------   -----------   -----------   -----------   -----------   ----------
  Contributions and (withdrawals):
    Payments received from policyowners......      694,400     1,342,493       269,565       560,226        49,125      103,071
    Cost of insurance........................     (461,570)     (815,515)     (140,932)     (306,228)      (23,258)     (49,445)
    Policyowners surrenders..................     (913,319)   (2,157,633)     (282,497)     (830,271)      (32,760)     (53,484)
    (Withdrawals) due to policy loans........       (7,368)       97,998       (29,360)       36,562        10,714        8,963
    Policyowners' death benefits.............      (19,544)     (220,552)       (7,127)      (21,418)           --      (24,225)
    Transfers between Investment Divisions...        3,840       (26,836)       (4,224)       27,298           383           50
                                               -----------   -----------   -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)....     (703,561)   (1,780,045)     (194,575)     (533,831)        4,204      (15,070)
                                               -----------   -----------   -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New
      York Life Insurance and Annuity
      Corporation charges retained by the
      Separate Account.......................       (1,496)          452            60          (117)          (23)         (33)
                                               -----------   -----------   -----------   -----------   -----------   ----------
        Increase (decrease) in net assets....      140,805       263,915      (281,170)     (353,627)       36,551       27,009
NET ASSETS:
    Beginning of period......................   29,523,300    29,259,385     9,773,446    10,127,073     1,657,769    1,630,760
                                               -----------   -----------   -----------   -----------   -----------   ----------
    End of period............................  $29,664,105   $29,523,300   $ 9,492,276   $ 9,773,446   $ 1,694,320   $1,657,769
                                               ===========   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
New York Life Insurance and Annuity Corporation VLI Separate Account ("VLI Separate Account") was established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under variable life insurance policies issued by NYLIAC. Effective July 1, 1988, sales of such policies were discontinued.

    The VLI Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The assets of the VLI Separate Account, which are in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), a wholly-owned subsidiary of New York Life Insurance Company, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are three Investment Divisions within the VLI Separate Account: the Common Stock Investment Division which invests in the MainStay VP Common Stock-Initial Class, the Bond Investment Division which invests in the MainStay VP Bond-Initial Class, and the Money Market Investment Division which invests in the MainStay VP Cash Management. Premium payments received are allocated to the Investment Divisions of the VLI Separate Account according to policyowner instructions.

    No Federal income tax is payable on investment income or capital gains of the VLI Separate Account under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolios.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 5 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 5, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    Beginning in 2005, the amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflects transactions that occurred on the last business day of 2005. These amounts held as cash by NYLIAC, will be deposited into the investment divisions in accordance with the policyowners' instructions, on the first business day of 2006.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                                            VLI SEPARATE ACCOUNT
                                                                     (UNAUDITED)

NOTE 2--Investments (in 000's)
--------------------------------------------------------------------------------
At June 30, 2006, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of the VLI Separate Account is as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Number of shares.................................            1,333                    727                  1,689
Identified cost..................................          $28,866                $ 9,576                $ 1,689

Transactions in MainStay VP Series Fund, Inc. shares for the six months ended June 30, 2006 were as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Purchases........................................          $   293                $   166                $    65
Proceeds from sales..............................            1,053                    377                     26

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts the following charges from annual premiums received for a VLI policy each policy year. A charge of $35 is deducted for administrative expenses (this charge may be slightly higher for policies that pay premiums more frequently than annually). A charge is also deducted to compensate NYLIAC for the costs associated with selling the policy. This charge will never exceed 9% of the sum of the basic premiums paid during the first twenty years. A state premium tax charge of 2% is deducted to pay state premium taxes and a risk charge of 1.5% is deducted for assuming the risk that the insured will die when the minimum guaranteed death benefit is higher than the accumulation value of the policy.

    NYLIAC also deducts a monthly cost of insurance charge to cover the cost of providing life insurance benefits. This charge is based on such factors as gender, duration, underwriting class, issue age of the insured, face amount and the cash value of the policy. This charge is shown as cost of insurance on the accompanying statement of changes in net assets.

    NYLIAC also makes a daily charge to the VLI Separate Account for mortality and expense risks assumed. These charges are made at an annual rate of 0.35% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.50%. The amount of these charges retained by the Investment Division represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
The VLI Separate Account does not expect to declare dividends to Policyowners from accumulated net income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, policy loans, or transfers) in excess of the net premium payments.

NOTE 5--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2006, December 31, 2005, 2004, 2003, 2002, and 2001:

COMMON STOCK INVESTMENT DIVISION
                                                       2006         2005         2004         2003         2002         2001
                                                      ------------------------------------------------------------------------
Net Assets......................................      $29,664      $29,523      $29,259      $27,821      $22,887      $31,584
Investment Income Ratio.........................           --          1.0%         1.4%         1.1%         0.9%         0.7%

BOND INVESTMENT DIVISION
                                                       2006         2005         2004         2003         2002         2001
                                                      ------------------------------------------------------------------------
Net Assets......................................      $ 9,492      $ 9,773      $10,127      $10,237      $10,217      $ 9,617
Investment Income Ratio.........................           --          3.2%         3.6%         4.1%         4.4%         4.8%

MONEY MARKET INVESTMENT DIVISION
                                                       2006         2005         2004         2003         2002         2001
                                                      ------------------------------------------------------------------------
Net Assets......................................      $ 1,694      $ 1,658      $ 1,631      $ 1,702      $ 1,689      $ 1,671
Investment Income Ratio.........................          4.3%         2.9%         0.8%         0.7%         1.3%         3.9%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average net assets were 0.35%, excluding expenses of the underlying funds, administrative expenses and sales loads.

                       This page intentionally left blank

A MESSAGE FROM
THE PRESIDENT

In the first six months of 2006, energy prices continued to rise, the housing market began to cool, and Ben Bernanke replaced Alan Greenspan as Chairman of the Federal Reserve. Meanwhile, investors seeking to assess the direction in which the markets were heading paid close attention to corporate earnings, wages, commodity prices, and interest rates.

During the first quarter, a strong economic rebound helped domestic equities advance. From a price perspective, stocks in general reached their high point for the six-month period in early May. From May 5 through mid-June, however, major equity indexes gave up more ground than they had gained earlier in the reporting period. When indicators finally suggested that economic growth was moderating, the stock market staged a modest comeback.

According to Russell data, small-capitalization stocks were the strongest performers during the first half of 2006, followed by mid-cap and large-cap issues. Over the same period, value stocks outperformed growth stocks at all capitalization levels. Almost all capitalization and style segments recorded positive returns for the period, with large-cap growth stocks the sole exception.

During the first half of the year, international stocks were particularly strong. All international equity sectors advanced during the reporting period.

The Federal Open Market Committee met four times during the first half of 2006 and increased the targeted federal funds rate by 25 basis points on each occasion. (A basis point is one-hundredth of a percentage point.) At the end of June, the targeted federal funds rate stood at 5.25%. Although interest rates generally rose along with the Federal Reserve's rate hikes, the changes were by no means uniform across the Treasury yield curve. During the first quarter, the yield curve flattened, inverted, and flattened again. In the second quarter, rates rose across the Treasury yield curve.

Steadily rising interest rates made the first half of 2006 a challenging period for bond investors focused on investment-grade bonds or emerging-market debt. Both sectors recorded negative returns for the reporting period. On the brighter side, convertible securities, leveraged loans, and high-yield bonds generally provided positive results.

While no one can predict what the markets will bring, the Portfolios of MainStay VP Series Fund, Inc., seek to consistently apply established investment strategies and processes across a variety of market environments. While maintaining a long-range perspective, our Portfolio Managers pursue the investment objectives of their respective Portfolios with insight and discipline developed through many years of prudent investment management.

The reports that follow provide more detailed information about the market forces, securities, and management decisions that affected your investments in the first half of 2006. We hope you will find the information useful in your continuing effort to stay abreast of the markets and informed about the progress of your Portfolios.

Sincerely yours,


-s- Christopher O. Blunt


Christopher O. Blunt
President
MainStay VP Series Fund, Inc.

July 2006

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                                         SEC File Nos. 002-86082
                                                                    811-03833-01

                         MAINSTAY VP SERIES FUND, INC.

                           CASH MANAGEMENT PORTFOLIO

                 Supplement dated August 9, 2006 ("Supplement")
               to the Prospectus dated May 1, 2006 ("Prospectus")

    This Supplement updates certain information contained in the above-dated Prospectus for MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Prospectus and the Statements of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

PORTFOLIO MANAGER CHANGES

    Christopher Harms has resigned as a portfolio manager to the Cash Management Portfolio. Therefore, all references to Christopher Harms are hereby deleted.

    a. The "PORTFOLIO MANAGERS" section of the prospectus is revised as follows:

        CASH MANAGEMENT PORTFOLIO -- Claude Athaide and Gary Goodenough

    b. The "PORTFOLIO MANAGER BIOGRAPHIES" section is amended to delete the biography of Christopher Harms and to include the biography of Gary
      Goodenough as follows:

          GARY GOODENOUGH -- Mr. Goodenough became a manager of the Government and Total Return Portfolios in July 2000 and the Cash Management
          Portfolio in July 2006. He is a Senior Managing Director. Mr. Goodenough joined MacKay Shields as Managing Director and Co-Head of the Bond Team in 2000. Prior to joining MacKay Shields, Mr. Goodenough was a Senior Portfolio Manager at Loomis Sayles & Co. from December 1993 to May 2000. Prior to this, he was a Managing Director at Bear Stearns & Company and was a Managing Director of High Yield Bonds and Global Bonds at Salomon Brothers.

             PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

                       NOT A PART OF THE SEMI-ANNUAL REPORT

INDEX DEFINITIONS

THE INFORMATION BELOW IS AN EXPLANATION OF THE VARIOUS INDICES, SERVICE PROVIDERS, AND REFERENCE RATES THAT MAY BE CITED THROUGHOUT THE PORTFOLIO INVESTMENT AND PERFORMANCE COMPARISONS AND PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS SECTIONS THAT FOLLOW FROM PAGE 28 THROUGH 60. PLEASE USE THIS AS A REFERENCE.

PLEASE NOTE THAT AN INVESTMENT CANNOT BE MADE DIRECTLY INTO AN INDEX OR AN AVERAGE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RESULTS FOR SECURITIES INDICES ASSUME REINVESTMENT OF ALL INCOME AND CAPITAL GAINS.

Securities in each Portfolio will not precisely match those in the Index, and as a result, performance of the Portfolio will differ.

AVERAGE LIPPER CONVERTIBLE SECURITIES PORTFOLIO represents the average return of all open-end Lipper Convertible Securities Funds.

BALANCED COMPOSITE INDEX is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values.

CREDIT SUISSE HIGH YIELD INDEX is an unmanaged market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and below Baa by Moody's. The Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes.

THE CREDIT SUISSE LEVERAGED LOAN INDEX is an unmanaged index that represents tradable, senior-secured, U.S. dollar denominated non-investment-grade loans.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX is an unmanaged index that includes the following other unmanaged Lehman Brothers(R) indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. To qualify for inclusion in the Lehman Brothers(R) Aggregate Bond Index, securities must be investment-grade quality or higher, have at least one year to maturity, and have an outstanding par value of at least $150 million.

LEHMAN BROTHERS(R) GOVERNMENT BOND INDEX is an unmanaged index comprised of U.S. government and agency issues as well as investment-grade fixed-rate debt securities.

LIBOR--LONDON INTERBANK OFFERED RATE is the rate that the most creditworthy international banks dealing in Eurodollars charge each other for large loans. The LIBOR rate is usually the base for other large Eurodollar loans to less creditworthy corporate and government borrowers.

LIPPER INC. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

LIPPER MONEY MARKET FUNDS INDEX tracks the performance of the 30 largest money-market funds, adjusted for the reinvestment of capital gain and income distributions.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with dividends and capital gains reinvested. Results do not reflect any deduction of sales charges.

MERRILL LYNCH ALL US CONVERTIBLE SECURITIES INDEX is a market-capitalization-weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million.

MERRILL LYNCH CORPORATE & GOVERNMENT 1-10 YEARS BOND INDEX is a market-capitalization-weighted index that is made up of U.S. government and fixed-coupon domestic investment-grade corporate bonds.

MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX is an unmanaged index consisting of issues of the U.S. government and its agencies as well as investment-grade corporate securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST INDEX--THE MSCI EAFE(R) INDEX--is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of December 2005, the MSCI EAFE(R) Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

RUSSELL 1000(R) INDEX is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index based on total market capitalization. The Index does not reflect fees or expenses.

RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 1000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) INDEX is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 2000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2500(TM) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 3000(R) INDEX is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) INDEX is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not reflect fees or expenses.

"S&P 500(R)" is a registered trademark of the McGraw-Hill Companies, Inc., and has been licensed for use. Standard & Poor's does not sponsor, endorse, sell, or promote the Portfolios in this report. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance.

S&P 500(R)/BARRA VALUE INDEX is an unmanaged capitalization-weighted index of all stocks in the S&P 500(R) Index that have higher book-to-price ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500(R) Index is in the S&P 500(R)/Barra Value Index.

S&P MIDCAP 400(R) INDEX is an unmanaged market-value weighted index that consists of 400 domestic common stocks chosen for market size, liquidity, and industry-group representation and is generally considered representative of the market for domestic midcap stocks.

TOTAL RETURN CORE COMPOSITE INDEX is an unmanaged index that is comprised of the Russell 1000(R) Index and the Lehman Brothers(R) Aggregate Bond Index weighted 60%/40%, respectively.

TOTAL RETURN GROWTH COMPOSITE INDEX is an unmanaged index that is comprised of the Russell 1000(R) Growth Index and the Lehman Brothers(R) Aggregate Bond Index, weighted 60%/40%, respectively.

MAINSTAY VP BOND PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                     AS OF 6/30/06
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                 -0.72%   -0.71%  4.90%   5.97%

                                            (After Portfolio operating expenses)

                                                                             MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND          AND GOVERNMENT MASTER          LEHMAN BROTHERS
                                                        PORTFOLIO                     INDEX               AGGREGATE BOND INDEX
                                                    ----------------         -----------------------      --------------------
6/30/96                                                   10000                       10000                       10000
                                                          10736                       10778                       10815
                                                          11963                       11999                       11955
                                                          12274                       12324                       12331
                                                          12699                       12858                       12894
                                                          14061                       14283                       14342
                                                          15047                       15458                       15579
                                                          16845                       17465                       17200
                                                          16912                       17356                       17255
                                                          17989                       18626                       18428
6/30/06                                                   17861                       18355                       18280

 SERVICE CLASS(1)                                                  AS OF 6/30/06
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                 -0.85%   -1.00%  4.63%   5.70%

                                            (After Portfolio operating expenses)

                                                                                                         MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND             LEHMAN BROTHERS          AND GOVERNMENT MASTER
                                                        PORTFOLIO             AGGREGATE BOND INDEX                INDEX
                                                    ----------------          --------------------       -----------------------
6/30/96                                                   10000                       10000                       10000
                                                          10708                       10815                       10778
                                                          11901                       11955                       11999
                                                          12180                       12331                       12324
                                                          12569                       12894                       12858
                                                          13882                       14342                       14283
                                                          14819                       15579                       15458
                                                          16548                       17200                       17465
                                                          16573                       17255                       17356
                                                          17585                       18428                       18626
6/30/06                                                   17410                       18280                       18355

                                                              SIX      ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                        MONTHS   YEAR    YEARS   YEARS

Lehman Brothers(R) Aggregate Bond Index*                     -0.72%   -0.81%  4.97%   6.22%
Merrill Lynch Corporate and Government Master Index*         -1.11    -1.45   5.14    6.26

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK. PLEASE REFER TO THE PERFORMANCE SUMMARY APPROPRIATE FOR YOUR POLICY.

1. Performance for the Service Class shares, first offered 6/4/03, includes the historical performance of the Initial Class shares from 7/1/96 through 6/3/03, adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 28   MainStay VP Bond Portfolio

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP BOND PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2006, to June 30, 2006, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2006, through June 30, 2006. Shares are only sold in connection with variable life and annuity contracts and the example does not reflect any contract level or other transactional fees or expenses. If these costs had been included, your costs would have been higher.

This example illustrates your Portfolio's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended June 30, 2006. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Portfolio with the ongoing costs of investing in other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/06            6/30/06           PERIOD(1)           6/30/06            PERIOD(1)

INITIAL CLASS                         $1,000.00          $992.75             $2.52            $1,022.45             $2.56
---------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS                         $1,000.00          $991.50             $3.75            $1,021.20             $3.81
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of each class (0.51% for Initial Class and 0.76% for Service Class) multiplied by the average account value over the period, divided by 365, and multiplied by 181 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     29

PORTFOLIO COMPOSITION AS OF JUNE 30, 2006

                       (PORTFOLIO COMPOSITION PIE CHART)

 59.5%           U.S. Government & Federal Agencies
 25.1            Corporate Bonds
 18.2            Short-Term Investments (collateral from securities lending is 11.2%)
  5.3            Mortgage-Backed Securities
  3.0            Asset-Backed Securities
  2.4            Foreign Bonds
  0.4            Yankee Bond
-13.9            Liabilities in Excess of Cash and Other Assets

See Portfolio of Investments on page 32 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2006 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  United States Treasury Note, 4.00%, due 3/15/10
 2.  Federal Home Loan Mortgage Corporation (Mortgage
     Pass-Through Security), 5.00%, due 8/1/35
 3.  United States Treasury Bond, 5.375%, due 2/15/31
 4.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 11/1/35
 5.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 6.00%, due 7/1/36 TBA
 6.  United States Treasury Note, 5.125%, due 5/15/16
 7.  United States Treasury Note, 4.875%, due 4/30/08
 8.  Federal National Mortgage Association (Mortgage
     Pass-Through Security), 5.50%, due 8/1/35
 9.  Federal Home Loan Bank, 3.625%, due 11/14/08
10.  Morgan Stanley Capital I, Series 2004-HQ3, Class
     A4, 4.80%, due 1/13/41

 30   MainStay VP Bond Portfolio

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Managers Donald F. Serek, Thomas Volpe, Jr., and Michael J. Pagano of New York Life Investment Management LLC.

HOW DID MAINSTAY VP BOND PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE FIRST SIX MONTHS OF 2006?

For the six months ended June 30, 2006, MainStay VP Bond Portfolio returned -0.72% for Initial Class shares and -0.85% for Service Class shares. Both share classes underperformed the -0.71% return of the average Lipper* Variable Products Corporate Debt A-Rated Portfolio over the same period. Initial Class shares matched and Service Class shares underperformed the -0.72% return of the Lehman Brothers(R) Aggregate Bond Index,* the Portfolio's broad-based securities-market index, for the six months ended June 30, 2006.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE DURING THE FIRST HALF OF 2006?

The Federal Open Market Committee met four times during the first half of 2006 and raised the federal funds target rate by 25 basis points on each occasion. (A basis point is one-hundredth of a percentage point.) At the end of June, the federal funds target rate stood at 5.25%. Rising interest rates resulted in negative returns for many fixed-income assets in the first half of 2006.

During the reporting period, the Portfolio benefited from overweighted positions relative to the Lehman Brothers(R) Aggregate Bond Index* in investment-grade credit and commercial mortgage-backed securities.

WHAT WAS THE PORTFOLIO'S DURATION STRATEGY DURING THE REPORTING PERIOD?

For the six months ended June 30, 2006, the Portfolio generally maintained a neutral to modestly short duration compared to that of the Lehman Brothers(R) Aggregate Bond Index.*

WHAT CHANGES DID YOU MAKE IN THE PORTFOLIO'S HOLDINGS DURING THE FIRST HALF OF 2006?

During the reporting period, credit spreads narrowed to multiyear lows, and we reduced the Portfolio's overweighted position in investment-grade credit. In particular, we reduced exposure to longer-maturity credit, since we anticipated that credit spreads--or the difference in yield between rated bonds and comparable U.S. Treasury securities--might increase. While we were reducing exposure to corporate securities, we increased the Portfolio's weighting in high-quality commercial mortgage-backed securities, U.S. Treasury securities, and asset-backed securities.

HOW WAS THE PORTFOLIO POSITIONED AT THE END OF JUNE 2006?

Throughout the reporting period, the Portfolio maintained overweighted positions in investment-grade credit, asset-backed securities, and commercial mortgage-backed securities. As of June 30, 2006, the Portfolio's largest holdings by asset class were mortgage pass-through securities, investment-grade credit, and U.S. Treasury securities.


Funds that invest in bonds are subject to interest-rate, credit, and inflation risk and can lose principal value when interest rates rise. A portion of income may be subject to state and local taxes or the alternative minimum tax. Investments in loan participation interests are subject to the risk that there may not be a readily available market, which in some cases could result in the Portfolio disposing of such securities at a substantial discount from face value or holding such securities until maturity. Foreign securities may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. These risks are likely to be greater in emerging markets than in developed markets. The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio. The Portfolio's use of investment practices such as mortgage dollar rolls presents certain risks. The principal risk of mortgage dollar roll transactions is that the security the Portfolio receives at the end of the transaction may be worth less than the security the Portfolio sold to the same counterparty at the beginning of the transaction.

Not all investment divisions are available under all policies.

* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

The opinions expressed are those of the Portfolio Managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

                                                    www.mainstayfunds.com     31

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM BONDS (95.7%)+
ASSET-BACKED SECURITIES (3.0%)
------------------------------------------------------------------------------
AUTOMOBILE (0.2%)
Drive Auto Receivables Trust
  Series 2005-3, Class A4
  5.09%, due 6/17/13 (a)                            $ 1,000,000   $    980,694
                                                                  ------------
CREDIT CARDS (1.4%)
Chase Issuance Trust
  Series 2005, Class A-10
  4.65%, due 12/17/12                                 2,750,000      2,657,219
MBNA Credit Card Master Note Trust
  Series 2005, Class A-6
  4.50%, due 1/15/13                                  4,000,000      3,849,414
                                                                  ------------
                                                                     6,506,633
                                                                  ------------
HOME EQUITY (1.4%)
Ameriquest Mortgage Securities, Inc.
  Series 2003-13, Class AF6
  5.094%, due 1/25/34                                 1,977,000      1,939,582
Equity One ABS, Inc.
  Series 2003-4, Class AF6
  4.833%, due 10/25/34                                1,500,000      1,464,804
Residential Asset Mortgage Products, Inc.
  Series 2003-RZ5, Class A7
  4.97%, due 9/25/33                                  1,000,000        957,463
Residential Asset Securities Corp.
  Series 2003-KS9, Class AI6
  4.71%, due 11/25/33                                 1,245,000      1,206,626
Saxon Asset Securities Trust
  Series 2003-1, Class AF5
  4.955%, due 6/25/33                                 1,357,771      1,334,513
                                                                  ------------
                                                                     6,902,988
                                                                  ------------
Total Asset-Backed Securities
  (Cost $14,728,828)                                                14,390,315
                                                                  ------------
CORPORATE BONDS (25.1%)
------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.3%)
Raytheon Co.
  6.40%, due 12/15/18                                 1,175,000      1,199,918
                                                                  ------------
AUTO MANUFACTURERS (0.2%)
DaimlerChrysler N.A. Holding Corp.
  8.00%, due 6/15/10                                  1,000,000      1,061,650
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
BANKS (3.7%)
Bank of America Corp.
  7.80%, due 2/15/10                                $ 2,000,000   $  2,135,648
Bank of New York (The)
  3.80%, due 2/1/08                                   1,000,000        973,095
Cathay United Bank Co., Ltd.
  5.50%, due 10/5/20 (a)(b)(c)                        3,875,000      3,528,463
Keybank N.A.
  5.45%, due 3/3/16                                   1,000,000        956,031
Mellon Financial Corp.
  6.40%, due 5/14/11                                  1,125,000      1,152,460
National City Corp.
  3.20%, due 4/1/08                                   1,000,000        959,678
Popular North America, Inc.
  5.20%, due 12/12/07                                 3,000,000      2,965,746
SunTrust Bank
  5.20%, due 1/17/17                                    875,000        819,214
Wachovia Bank N.A.
  4.875%, due 2/1/15                                  1,650,000      1,526,964
Wells Fargo & Co.
  6.375%, due 8/1/11                                  1,000,000      1,026,942
Wells Fargo Bank N.A.
  5.75%, due 5/16/16                                  1,500,000      1,475,382
                                                                  ------------
                                                                    17,519,623
                                                                  ------------
BEVERAGES (0.4%)
Coca-Cola Enterprises, Inc.
  6.75%, due 1/15/38                                  2,000,000      2,094,314
                                                                  ------------
BUILDING MATERIALS (0.2%)
Masco Corp.
  5.75%, due 10/15/08                                   925,000        920,612
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (5.5%)
American General Finance Corp.
  5.375%, due 9/1/09                                  1,000,000        988,547
Associates Corp. of North America
  6.95%, due 11/1/18                                  2,000,000      2,146,702
Capital One Bank
  4.25%, due 12/1/08                                  1,000,000        967,268
CIT Group, Inc.
  7.75%, due 4/2/12                                   2,000,000      2,168,064
Countrywide Financial Corp.
  6.25%, due 5/15/16                                  2,000,000      1,960,270

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

 32   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Erac USA Finance Co.
  6.80%, due 2/15/08 (a)                            $   485,000   $    491,249
General Electric Capital Corp.
  6.00%, due 6/15/12                                  3,500,000      3,540,204
Goldman Sachs Group, Inc. (The)
  5.70%, due 9/1/12                                   2,000,000      1,980,580
HSBC Finance Corp.
  4.75%, due 7/15/13                                  4,750,000      4,415,861
JPMorgan Chase & Co.
  4.60%, due 1/17/11                                  2,000,000      1,911,240
Morgan Stanley
  6.75%, due 4/15/11                                  2,000,000      2,076,452
Pricoa Global Funding I
  4.625%, due 6/25/12 (a)                             2,700,000      2,533,942
Residential Capital Corp.
  6.375%, due 6/30/10                                   750,000        739,793
                                                                  ------------
                                                                    25,920,172
                                                                  ------------
ELECTRIC (2.8%)
Carolina Power & Light Co.
  6.125%, due 9/15/33                                   500,000        481,151
Cleveland Electric Illuminating Co. (The)
  5.65%, due 12/15/13                                 1,000,000        969,355
Consumers Energy Co.
  Series C
  4.25%, due 4/15/08                                    210,000        204,112
Detroit Edison Co.
  Series A
  6.625%, due 6/1/36                                  1,750,000      1,755,759
Illinois Power Co.
  7.50%, due 6/15/09                                  2,500,000      2,604,330
Niagara Mohawk Power Corp.
  7.75%, due 10/1/08                                    750,000        780,461
Pacific Gas & Electric Co.
  6.05%, due 3/1/34                                     500,000        471,907
Pepco Holdings, Inc.
  6.45%, due 8/15/12                                  2,125,000      2,150,530
Public Service Co. of New Mexico
  4.40%, due 9/15/08                                    500,000        484,879
Public Service Electric & Gas Co.
  6.375%, due 5/1/08                                  3,125,000      3,156,194
                                                                  ------------
                                                                    13,058,678
                                                                  ------------
FOOD (2.3%)
Corn Products International, Inc.
  8.25%, due 7/15/07                                  4,200,000      4,277,335

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FOOD (CONTINUED)
Delhaize America, Inc.
  8.125%, due 4/15/11                               $ 1,000,000   $  1,051,684
Kellogg Co.
  Series B
  6.60%, due 4/1/11                                   2,000,000      2,066,038
Kroger Co. (The)
  7.70%, due 6/1/29                                   1,000,000      1,062,597
Safeway, Inc.
  6.50%, due 3/1/11                                   2,125,000      2,147,640
                                                                  ------------
                                                                    10,605,294
                                                                  ------------
FOREST PRODUCTS & PAPER (0.1%)
Weyerhaeuser Co.
  7.375%, due 3/15/32                                   500,000        506,210
                                                                  ------------
GAS (0.2%)
Atmos Energy Corp.
  4.00%, due 10/15/09                                 1,000,000        943,209
                                                                  ------------
HOUSEHOLD DURABLES (0.2%)
Lennar Corp.
  Series B
  5.125%, due 10/1/10                                 1,100,000      1,051,699
                                                                  ------------
INSURANCE (1.4%)
American International Group, Inc.
  6.25%, due 5/1/36 (a)                               2,000,000      1,916,860
ASIF Global Financing XVIII
  3.85%, due 11/26/07 (a)                             1,575,000      1,537,736
Hartford Financial Services Group, Inc.
  5.55%, due 8/16/08                                  2,000,000      1,993,526
Principal Life Income Funding Trust
  5.20%, due 11/15/10                                 1,000,000        978,785
                                                                  ------------
                                                                     6,426,907
                                                                  ------------
LODGING (0.2%)
Harrah's Operating Co., Inc.
  5.625%, due 6/1/15                                  1,000,000        924,924
                                                                  ------------
MEDIA (1.8%)
Belo Corp.
  8.00%, due 11/1/08                                  3,000,000      3,120,522
Comcast Cable Communications Holdings, Inc.
  8.375%, due 3/15/13                                 2,100,000      2,332,344

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
MEDIA (CONTINUED)
Comcast Corp.
  6.45%, due 3/15/37                                $ 1,275,000   $  1,197,588
Historic TW, Inc.
  6.625%, due 5/15/29                                 1,398,000      1,343,249
Walt Disney Co. (The)
  7.00%, due 3/1/32                                     500,000        540,160
                                                                  ------------
                                                                     8,533,863
                                                                  ------------
OIL & GAS (0.5%)
Enterprise Products Operating, L.P.
  5.75%, due 3/1/35                                     875,000        742,310
Motiva Enterprises LLC
  5.20%, due 9/15/12 (a)                                600,000        583,549
Pemex Project Funding Master Trust
  5.75%, due 12/15/15 (a)                               875,000        805,875
                                                                  ------------
                                                                     2,131,734
                                                                  ------------
PHARMACEUTICALS (0.3%)
Eli Lilly & Co.
  4.50%, due 3/15/18                                  1,500,000      1,322,100
                                                                  ------------
PIPELINES (0.3%)
Duke Capital LLC
  7.50%, due 10/1/09                                  1,476,000      1,550,125
                                                                  ------------
REAL ESTATE (0.5%)
Federal Realty Investment Trust
  5.65%, due 6/1/16                                   1,000,000        959,191
New Plan Excel Realty Trust
  5.25%, due 9/15/15                                    500,000        461,682
Regency Centers, L.P.
  7.95%, due 1/15/11                                    750,000        805,049
                                                                  ------------
                                                                     2,225,922
                                                                  ------------
REAL ESTATE INVESTMENT TRUSTS (0.7%)
Archstone-Smith Operating Trust
  5.25%, due 5/1/15                                     500,000        470,039
AvalonBay Communities, Inc.
  6.625%, due 9/15/11                                 1,000,000      1,029,189
Rouse Co. (The)
  3.625%, due 3/15/09                                 1,000,000        929,251

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
United Dominion Realty Trust, Inc.
  4.30%, due 7/1/07                                 $ 1,000,000   $    976,007
                                                                  ------------
                                                                     3,404,486
                                                                  ------------
RETAIL (0.2%)
Yum! Brands, Inc.
  8.875%, due 4/15/11                                 1,000,000      1,113,742
                                                                  ------------
SAVINGS & LOANS (0.4%)
Washington Mutual Bank
  5.95%, due 5/20/13                                  2,000,000      1,976,814
                                                                  ------------
TELECOMMUNICATIONS (2.0%)
CenturyTel, Inc.
  Series F
  6.30%, due 1/15/08                                  2,020,000      2,027,702
Embarq Corp.
  6.738%, due 6/1/13                                  1,000,000        996,975
SBC Communications, Inc.
  5.10%, due 9/15/14                                  1,500,000      1,391,571
Sprint Capital Corp.
  8.375%, due 3/15/12                                 1,250,000      1,381,123
  8.75%, due 3/15/32                                  1,750,000      2,110,329
Verizon Global Funding Corp.
  5.85%, due 9/15/35                                  1,000,000        869,946
  7.75%, due 12/1/30                                    575,000        620,165
                                                                  ------------
                                                                     9,397,811
                                                                  ------------
TRANSPORTATION (0.5%)
CSX Corp.
  5.43%, due 8/3/06 (b)                               1,547,000      1,546,929
Norfolk Southern Corp.
  5.64%, due 5/17/29                                    926,000        859,921
                                                                  ------------
                                                                     2,406,850
                                                                  ------------
TRUCKING & LEASING (0.4%)
TTX Co.
  5.00%, due 4/1/12 (a)                               2,050,000      1,961,868
                                                                  ------------
Total Corporate Bonds
  (Cost $122,326,999)                                              118,258,525
                                                                  ------------

FOREIGN BONDS (2.4%)
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.6%)
AMVESCAP PLC
  5.90%, due 1/15/07                                  3,000,000      3,001,989
                                                                  ------------

 34   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FOREIGN BONDS (CONTINUED)
------------------------------------------------------------------------------
FOREIGN GOVERNMENTS (0.9%)
Province of Ontario
  5.50%, due 10/1/08                                $ 4,000,000   $  3,999,460
                                                                  ------------
INVESTMENT COMPANY (0.3%)
Temasek Financial I, Ltd.
  4.50%, due 9/21/15 (a)                              1,750,000      1,585,934
                                                                  ------------
MEDIA (0.2%)
Thomson Corp. (The)
  5.75%, due 2/1/08                                   1,000,000        998,383
                                                                  ------------
TELECOMMUNICATIONS (0.4%)
Telecom Italia Capital S.A.
  4.00%, due 1/15/10                                    375,000        350,916
  6.00%, due 9/30/34                                    875,000        755,491
Telefonica Emisones SAU
  7.045%, due 6/20/36                                   600,000        599,673
                                                                  ------------
                                                                     1,706,080
                                                                  ------------
Total Foreign Bonds
  (Cost $11,581,270)                                                11,291,846
                                                                  ------------

MORTGAGE-BACKED SECURITIES (5.3%)
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (5.3%)
Banc of America Commercial Mortgage, Inc.
  Series 2006-2, Class AAB
  5.723%, due 5/10/45 (b)                             2,000,000      1,992,480
Bear Stearns Adjustable Rate Mortgage Trust
  Series 2005-8, Class A4
  5.095%, due 8/25/35 (a)(b)                            500,000        466,020
Bear Stearns Commercial Mortgage Securities
  Series 2006-PW11, Class A3
  5.458%, due 3/11/39 (b)                             1,000,000        979,612
  Series 2006-PW11, Class A4
  5.458%, due 3/11/39 (b)                             1,500,000      1,462,604
  Series 2006-PW11, Class AM
  5.458%, due 3/11/39 (b)                               500,000        485,159
  Series 2006-PW12, Class AAB
  5.686%, due 9/11/38 (b)                             1,000,000        992,242
Credit Suisse Mortgage Capital Certificates
  Series 2006-C1, Class AM
  5.737%, due 2/15/39 (b)                             5,000,000      4,876,545

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
COMMERCIAL MORTGAGE LOANS
 (COLLATERALIZED MORTGAGE OBLIGATIONS) (CONTINUED)
LB-UBS Commercial Mortgage Trust
  Series 2006-C4, Class AAB
  5.875%, due 6/15/32 (b)                           $ 1,225,000   $  1,230,934
Merrill Lynch Mortgage Trust
  Series 2005-MKB2, Class A4
  5.204%, due 9/12/42 (b)                             1,000,000        953,791
  Series 2005-LC1, Class A3
  5.289%, due 1/12/44 (b)                             2,500,000      2,427,854
V Morgan Stanley Capital I
  Series 2004-HQ3, Class A4
  4.80%, due 1/13/41 (b)                             10,000,000      9,343,818
                                                                  ------------
Total Mortgage-Backed Securities
  (Cost $25,816,692)                                                25,211,059
                                                                  ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (59.5%)
------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (4.1%)
  2.625%, due 2/16/07 (d)                             5,000,000      4,911,560
V  3.625%, due 11/14/08 (d)                          10,000,000      9,591,830
  3.75%, due 8/15/07 (d)                              5,000,000      4,905,060
                                                                  ------------
                                                                    19,408,450
                                                                  ------------
FEDERAL HOME LOAN BANK
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (1.0%)
  Series VN-2015, Class A
  5.46%, due 11/27/15 (d)                             4,670,285      4,576,150
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
  (MORTGAGE PASS-THROUGH SECURITIES) (18.3%)
  4.00%, due 1/1/21 (d)                               2,897,503      2,671,248
  4.50%, due 8/1/20 (d)                               8,083,716      7,631,931
  4.50%, due 11/1/20 (d)                                954,518        901,171
  4.50%, due 3/1/21 (d)                               1,969,454      1,859,385
  4.50%, due 4/1/21 (d)                                 198,275        187,190
  4.50%, due 5/1/35 (d)                                 960,710        871,577
  4.50%, due 7/1/35 (d)                                 106,930         97,009
  4.50%, due 8/1/35 (d)                                 667,773        605,818
  5.00%, due 10/1/20 (d)                              1,877,778      1,807,898
  5.00%, due 12/1/20 (d)                              5,817,823      5,601,315
  5.00%, due 1/1/21 (d)                                 959,014        923,082
  5.00%, due 5/1/21 (d)                               1,700,000      1,636,735
  5.00%, due 7/1/35 (d)                               2,179,485      2,037,007
V  5.00%, due 8/1/35 (d)                             21,184,467     19,799,584
  5.00%, due 11/1/35 (d)                              4,915,107      4,593,793
  5.00%, due 12/1/35 (d)                              4,887,808      4,568,279
  5.458%, due 1/1/36 (b)(d)                           6,900,588      6,741,906
  5.50%, due 12/1/18 (d)                              1,691,617      1,662,666
  5.50%, due 6/1/21 (d)                               2,000,000      1,961,940

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
 (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  5.50%, due 8/1/35 (d)                             $ 5,516,107   $  5,301,619
  5.50%, due 1/1/36 (d)                               4,863,584      4,674,468
  6.00%, due 12/1/35 (d)                                237,170        233,659
  6.00%, due 7/1/36 TBA (e)                           5,800,000      5,709,375
  6.50%, due 7/1/17 (d)                                 301,674        305,362
  6.50%, due 11/1/35 (d)                              1,467,787      1,477,019
  6.50%, due 1/1/36 (d)                                 891,716        897,132
  7.00%, due 1/1/33 (d)                               1,598,275      1,637,382
                                                                  ------------
                                                                    86,395,550
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.4%)
  5.25%, due 8/1/12 (d)                               2,000,000      1,954,126
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (13.6%)
  4.00%, due 10/1/20 (d)                                  1,066            983
  4.50%, due 12/1/19 (d)                                 14,391         13,620
  4.50%, due 9/1/20 (d)                               2,158,892      2,040,672
  5.00%, due 1/1/21 (d)                               1,500,001      1,444,858
  5.00%, due 2/1/21 (d)                               1,000,001        963,158
  5.00%, due 3/1/21 (d)                               1,500,098      1,444,952
  5.00%, due 5/1/21 (d)                               3,000,297      2,889,758
  5.00%, due 6/1/21 (d)                               2,000,001      1,926,315
  5.00%, due 5/1/33 (d)                                  57,789         54,282
  5.00%, due 4/1/36 (d)                                  99,627         93,131
  5.40%, due 1/1/36 (b)(d)                            1,960,460      1,912,550
  5.50%, due 5/1/16 (d)                               1,206,137      1,185,982
  5.50%, due 6/1/35 (d)                               4,072,498      3,914,372
  5.50%, due 7/1/35 (d)                               4,134,008      3,973,495
V  5.50%, due 8/1/35 (d)                              9,986,530      9,598,776
  5.50%, due 10/1/35 (d)                              1,549,592      1,489,424
V  5.50%, due 11/1/35 (d)                            12,666,921     12,175,095
  5.50%, due 12/1/35 (d)                              1,981,132      1,904,209
  5.50%, due 5/1/36 (d)                               2,000,000      1,921,083
  6.00%, due 2/1/14 (d)                                 505,535        507,215
  6.00%, due 1/1/36 (d)                                  72,027         70,948
V  6.00%, due 7/1/36 TBA (e)                         12,100,000     11,907,150
  6.50%, due 11/1/09 (d)                                305,223        306,224
  6.50%, due 10/1/27 (d)                                 70,477         71,194
  6.50%, due 1/1/28 (d)                                 258,458        261,175
  6.50%, due 7/1/35 (d)                                 762,538        766,650
  7.00%, due 2/1/27 (d)                                 384,630        394,478
  7.00%, due 1/1/28 (d)                                 375,611        385,186
  7.00%, due 4/1/31 (d)                                  67,849         69,519

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION
 (MORTGAGE PASS-THROUGH SECURITIES) (CONTINUED)
  7.50%, due 7/1/28 (d)                             $   188,348   $    195,564
                                                                  ------------
                                                                    63,882,018
                                                                  ------------
FREDDIE MAC
  (COLLATERALIZED MORTGAGE OBLIGATION) (0.6%)
  Series R005, Class AB
  5.50%, due 12/15/18 (d)                             2,891,808      2,843,402
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.7%)
  Series 2003-96, Class C
  4.396%, due 1/16/24 (d)                             3,000,000      2,882,186
  Series 2005-87, Class B
  5.116%, due 1/16/28 (b)(d)                          5,000,000      4,835,453
  Series 2002-35, Class D
  6.284%, due 1/16/27 (b)(d)                          5,000,000      5,087,599
                                                                  ------------
                                                                    12,805,238
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (2.1%)
  5.50%, due 7/15/35 (d)                              1,795,470      1,741,129
  5.50%, due 8/15/35 (d)                                914,456        886,780
  5.50%, due 5/15/36 (d)                              1,000,000        969,450
  6.00%, due 1/15/36 (d)                              2,887,022      2,864,343
  6.50%, due 1/15/36 (d)                              2,000,000      2,025,151
  6.50%, due 3/15/36 (d)                                800,000        810,060
  7.00%, due 7/15/31 (d)                                197,305        203,567
  9.00%, due 4/15/26 (d)                                143,357        155,105
                                                                  ------------
                                                                     9,655,585
                                                                  ------------
UNITED STATES TREASURY BONDS (3.0%)
V  5.375%, due 2/15/31 (c)                           12,983,000     13,207,164
  6.25%, due 8/15/23 (c)                              1,000,000      1,102,891
                                                                  ------------
                                                                    14,310,055
                                                                  ------------
UNITED STATES TREASURY NOTES (13.7%)
  3.00%, due 2/15/08 (c)                              3,000,000      2,898,633
  3.375%, due 2/15/08 (c)                             2,800,000      2,721,468
V  4.00%, due 3/15/10 (c)                            25,545,000     24,598,047
  4.375%, due 11/15/08 (c)                            1,525,000      1,498,909
  4.50%, due 2/28/11 (c)                                980,000        955,576
  4.50%, due 2/15/16 (c)                              5,000,000      4,757,030
V  4.875%, due 4/30/08                               10,300,000     10,244,071
  4.875%, due 5/31/08 (c)                             1,855,000      1,844,638
  4.875%, due 5/31/11 (c)                             4,055,000      4,013,817

 36   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
------------------------------------------------------------------------------
UNITED STATES TREASURY NOTES (CONTINUED)
V  5.125%, due 5/15/16 (c)                          $11,080,000   $ 11,067,014
                                                                  ------------
                                                                    64,599,203
                                                                  ------------
Total U.S. Government &
  Federal Agencies
  (Cost $287,111,149)                                              280,429,777
                                                                  ------------

YANKEE BOND (0.4%) (F)
------------------------------------------------------------------------------
INSURANCE (0.4%)
ACE, Ltd.
  6.00%, due 4/1/07                                   1,750,000      1,751,659
                                                                  ------------
Total Yankee Bond
  (Cost $1,777,696)                                                  1,751,659
                                                                  ------------
Total Long-Term Bonds
  (Cost $463,342,634)                                              451,333,181
                                                                  ------------

SHORT-TERM INVESTMENTS (18.2%)
------------------------------------------------------------------------------
COMMERCIAL PAPER (10.5%)
Barton Capital LLC
  5.272%, due 7/21/06 (g)                               751,953        751,953
Clipper Receivables Corp.
  5.094%, due 7/5/06 (g)                                751,953        751,953
Compass Securitization Corp.
  5.331%, due 7/24/06 (g)                             1,112,957      1,112,957
Countrywide Financial Corp.
  5.30%, due 7/3/06 (d)                              14,755,000     14,750,655
Fairway Finance Corp.
  5.268%, due 7/6/06 (g)                              1,127,930      1,127,930
Falcon Asset Securitization Corp.
  5.099%, due 7/6/06 (g)                              1,127,930      1,127,930
Grampian Funding LLC
  5.266%, due 7/13/06 (g)                             1,127,930      1,127,930
Kitty Hawk Funding Corp.
  5.161%, due 7/10/06 (g)                             1,127,930      1,127,930
Liberty Street Funding Corp.
  5.082%, due 7/3/06 (g)                              1,127,930      1,127,930
  5.239%, due 7/24/06 (g)                             1,879,883      1,879,883
McGraw-Hill Cos. (The), Inc.
  5.04%, due 7/13/06 (d)                              5,200,000      5,191,264
National Rural Utilities Cooperative Finance Corp.
  5.23%, due 7/12/06 (d)                              5,000,000      4,992,010
PepsiAmericas, Inc.
  5.17%, due 7/13/06 (d)                              2,500,000      2,495,692

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
COMMERCIAL PAPER (CONTINUED)
Public Service Co. of North Carolina
  5.25%, due 7/7/06 (d)                             $ 3,100,000   $  3,097,287
Ranger Funding LLC
  5.265%, due 8/1/06 (g)                              1,102,804      1,102,804
Sheffield Receivables Corp.
  5.252%, due 7/18/06 (g)                             1,127,930      1,127,930
  5.31%, due 7/11/06 (g)                              1,127,930      1,127,930
Silver Tower U.S. Funding
  5.335%, due 7/31/06 (g)                             1,278,321      1,278,321
Swedish Export Credit Corp.
  5.06%, due 7/13/06 (d)                              2,585,000      2,580,640
Yorktown Capital LLC
  5.272%, due 7/20/06 (g)                             1,496,387      1,496,387
                                                                  ------------
Total Commercial Paper
  (Cost $49,377,316)                                                49,377,316
                                                                  ------------

                                                         SHARES
INVESTMENT COMPANY (1.4%)
BGI Institutional Money Market Fund (g)               6,794,596      6,794,596
                                                                  ------------
Total Investment Company
  (Cost $6,794,596)                                                  6,794,596
                                                                  ------------
                                                      PRINCIPAL
                                                         AMOUNT
REPURCHASE AGREEMENT (0.3%)
Morgan Stanley & Co.
  5.42%, dated 6/30/06
  due 7/3/06
  Proceeds at Maturity $1,429,356
  (Collateralized by various bonds
  with a Principal Amount of
  $1,680,703 and a Market Value
  of $1,471,177) (g)                                $ 1,428,711      1,428,711
                                                                  ------------
Total Repurchase Agreement
  (Cost $1,428,711)                                                  1,428,711
                                                                  ------------
TIME DEPOSITS (6.0%)
Bank of America Corp.
  5.27%, due 7/25/06 (b)(g)                           3,007,813      3,007,813
Calyon
  5.265%, due 8/2/06 (g)                              2,631,836      2,631,836
Credit Suisse First Boston Corp.
  5.305%, due 7/27/06 (g)                             2,631,836      2,631,836
Fortis Bank
  5.26%, due 7/7/06 (g)                               2,631,836      2,631,836
Skandinaviska Enskilda Banken AB
  5.08%, due 7/5/06 (g)                               3,383,790      3,383,790

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
TIME DEPOSITS (CONTINUED)
Societe Generale North America, Inc.
  5.313%, due 7/3/06 (g)                            $ 6,667,618   $  6,667,618
Toronto Dominion Bank
  5.30%, due 7/26/06 (g)                              3,007,813      3,007,813
UBS AG
  5.10%, due 7/7/06 (g)                               1,503,907      1,503,907
Wells Fargo Bank N.A.
  5.22%, due 7/6/06 (g)                               2,631,836      2,631,836
                                                                  ------------
Total Time Deposits
  (Cost $28,098,285)                                                28,098,285
                                                                  ------------
Total Short-Term Investments
  (Cost $85,698,908)                                                85,698,908
                                                                  ------------
Total Investments
  (Cost $549,041,542) (h)                                 113.9%   537,032,089(i)
Liabilities in Excess of
  Cash and Other Assets                                   (13.9)   (65,654,533)
                                                    -----------   ------------
Net Assets                                                100.0%  $471,377,556
                                                    ===========   ============

(a)  May be sold to institutional investors only.
(b)  Floating rate. Rate shown is the rate in effect at June
     30, 2006.
(c) Represents security, or a portion thereof, which is out on loan.
(d)  Segregated as collateral for TBAs.
(e) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date.
     The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at June 30, 2006 is $17,616,525.
(f) Yankee Bond--dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h) The cost for federal income tax purposes is $549,273,927.
(i)  At June 30, 2006 net unrealized depreciation was
     $12,241,838, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $245,004 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $12,486,842.

 38   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost $549,041,542) including $51,245,560
  market
  value of securities loaned                    $537,032,089
Cash                                                   5,662
Receivables:
  Dividends and interest                           4,106,337
  Fund shares sold                                 1,085,019
  Investment securities sold                          75,914
Other assets                                          16,237
                                                -------------
    Total assets                                 542,321,258
                                                -------------

LIABILITIES:
Securities lending collateral                     52,591,360
Payables:
  Investment securities purchased                 17,795,644
  Fund shares redeemed                               231,393
  Adviser                                             97,440
  Shareholder communication                           86,377
  Administrator                                       77,952
  Professional                                        28,376
  NYLIFE Distributors                                 19,495
  Custodian                                            8,567
Accrued expenses                                       7,098
                                                -------------
    Total liabilities                             70,943,702
                                                -------------
Net assets                                      $471,377,556
                                                =============

NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized:
  Initial Class                                 $    287,756
  Service Class                                       73,319
Additional paid-in capital                       473,831,487
Accumulated undistributed net investment
  income                                          16,348,550
Accumulated net realized loss on investments      (7,154,103)
Net unrealized depreciation on investments       (12,009,453)
                                                -------------
Net assets                                      $471,377,556
                                                =============
INITIAL CLASS
Net assets applicable to outstanding shares     $375,968,957
                                                =============
Shares of capital stock outstanding               28,775,594
                                                =============
Net asset value per share outstanding           $      13.07
                                                =============
SERVICE CLASS
Net assets applicable to outstanding shares     $ 95,408,599
                                                =============
Shares of capital stock outstanding                7,331,906
                                                =============
Net asset value per share outstanding           $      13.01
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                      $  11,749,653
  Income from securities loaned--net                   75,645
                                                -------------
    Total income                                   11,825,298
                                                -------------
EXPENSES:
  Advisory                                            579,214
  Administration                                      463,370
  Distribution and service--Service Class             115,761
  Shareholder communication                            53,202
  Professional                                         48,462
  Custodian                                            20,418
  Directors                                            11,849
  Miscellaneous                                         7,150
                                                -------------
    Total expenses                                  1,299,426
                                                -------------
Net investment income                              10,525,872
                                                -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                   (5,230,100)
Net change in unrealized depreciation on
  investments                                      (8,819,043)
                                                -------------
Net realized and unrealized loss on
  investments                                     (14,049,143)
                                                -------------
Net decrease in net assets resulting from
  operations                                    $  (3,523,271)
                                                =============

 40   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2005

                                             2006             2005
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income               $ 10,525,872   $   18,724,029
 Net realized gain (loss) on
  investments                          (5,230,100)         182,082
 Net change in unrealized
  appreciation (depreciation) on
  investments                          (8,819,043)      (8,874,165)
                                     -----------------------------
 Net increase (decrease) in net
  assets resulting from operations     (3,523,271)      10,031,946
                                     -----------------------------

Dividends to shareholders:
 From net investment income:
   Initial Class                               --      (12,199,238)
   Service Class                               --       (2,763,426)
                                     -----------------------------
 Total dividends to shareholders               --      (14,962,664)
                                     -----------------------------
Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                       50,414,482       12,598,504
   Service Class                       10,976,530       32,641,073
 Net asset value of shares issued to
  shareholders in reinvestment of dividends:
   Initial Class                               --       12,199,238
   Service Class                               --        2,763,426
                                     -----------------------------
                                       61,391,012       60,202,241
                                     -----------------------------
 Cost of shares redeemed:
   Initial Class                      (49,336,924)     (64,610,877)
   Service Class                       (5,152,551)      (5,427,254)
                                     -----------------------------
                                      (54,489,475)     (70,038,131)
   Increase (decrease) in net
    assets derived from capital
    share transactions                  6,901,537       (9,835,890)
                                     -----------------------------
   Net increase (decrease) in net
    assets                              3,378,266      (14,766,608)

NET ASSETS:
Beginning of period                   467,999,290      482,765,898
                                     -----------------------------
End of period                        $471,377,556   $  467,999,290
                                     =============================
Accumulated undistributed net
 investment income at end of period  $ 16,348,550   $    5,822,678
                                     =============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                             INITIAL CLASS
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
                                              2006*           2005          2004          2003          2002          2001
Net asset value at beginning of period       $  13.16       $  13.31      $  13.41      $  13.73      $  13.11      $  12.59
                                            ----------      --------      --------      --------      --------      --------
Net investment income                            0.30           0.53 (b)      0.47          0.52 (b)      0.60          0.65
Net realized and unrealized gain (loss) on
  investments                                   (0.39)         (0.24)         0.08          0.10          0.64          0.52
                                            ----------      --------      --------      --------      --------      --------
Total from investment operations                (0.09)          0.29          0.55          0.62          1.24          1.17
                                            ----------      --------      --------      --------      --------      --------
Less dividends and distributions:
  From net investment income                       --          (0.44)        (0.50)        (0.59)        (0.61)        (0.65)
  From net realized gain on investments            --             --         (0.15)        (0.35)        (0.01)           --
                                            ----------      --------      --------      --------      --------      --------
Total dividends and distributions                  --          (0.44)        (0.65)        (0.94)        (0.62)        (0.65)
                                            ----------      --------      --------      --------      --------      --------
Net asset value at end of period             $  13.07       $  13.16      $  13.31      $  13.41      $  13.73      $  13.11
                                            ==========      ========      ========      ========      ========      ========
Total investment return                         (0.72%)(d)      2.18% (e)     4.09%         4.52%         9.48%         9.27%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          4.59%+         3.96%         3.36%         3.75%         4.93%         5.66%
  Net expenses                                   0.51%+         0.36%         0.54%         0.54%         0.52%         0.52%
  Expenses (before reimbursement)                0.51%+         0.51%         0.54%         0.54%         0.52%         0.52%
Portfolio turnover rate                            97% (h)       277% (h)      335%          149%           76%           54%
Net assets at end of period (in 000's)       $375,969       $377,607      $421,046      $485,033      $481,740      $372,983

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
(e)  Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been
     2.03% and 1.77% for the Initial Class and Service Class, respectively for the year ended
     December 31,2005.
(f)  Less than one tenth of a percent.
(g)  Represents income earned for the year by the Initial Class shares less service fee of
     0.25%.
(h)  The portfolio turnover not including mortgage dollar rolls is 76% and 161% for the six months ended June 30, 2006 and year ended December 31, 2005, respectively.
+    Annualized.
*    Unaudited.

 42   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                          SERVICE CLASS
    ----------------------------------------------------------
                                                    JUNE 4,
    SIX MONTHS                                      2003(A)
      ENDED                                         THROUGH
     JUNE 30,       YEAR ENDED DECEMBER 31,       DECEMBER 31,
      2006*           2005           2004             2003
     $ 13.12         $ 13.29        $ 13.40         $ 14.33
    ----------      ---------      ---------      ------------
        0.26            0.50 (b)       0.46            0.28 (b)
       (0.37)          (0.25)          0.05           (0.28)
    ----------      ---------      ---------      ------------
       (0.11)           0.25           0.51            0.00 (c)
    ----------      ---------      ---------      ------------
          --           (0.42)         (0.47)          (0.58)
          --              --          (0.15)          (0.35)
    ----------      ---------      ---------      ------------
          --           (0.42)         (0.62)          (0.93)
    ----------      ---------      ---------      ------------
     $ 13.01         $ 13.12        $ 13.29         $ 13.40
    ==========      =========      =========      ============
       (0.85%)(d)       1.89%(e)       3.83%           0.00%(d)(f)
        4.34%+          3.71%          3.11%           3.50%+(g)
        0.76%+          0.61%          0.79%           0.79%+
        0.76%+          0.76%          0.79%           0.79%+
          97%(h)         277%(h)        335%            149%
     $95,409         $90,392        $61,720         $19,603

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

 INITIAL CLASS                                                     AS OF 6/30/06
--------------------------------------------------------------------------------

                            SIX     ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------
After Portfolio operating
  expenses                  2.10%   4.02%  1.86%   3.54%
7-DAY CURRENT YIELD: 4.64%(1)

                                            (After Portfolio operating expenses)

                                                                MAINSTAY VP CASH MANAGEMENT          LIPPER MONEY MARKET FUND
                                                                         PORTFOLIO                            INDEX
                                                                ---------------------------          ------------------------
6/30/96                                                                    10000                              10000
                                                                           10506                              10503
                                                                           11060                              11050
                                                                           11597                              11577
                                                                           12227                              12194
                                                                           12916                              12868
                                                                           13195                              13140
                                                                           13321                              13266
                                                                           13398                              13331
                                                                           13617                              13543
6/30/06                                                                    14164                              14042

                                                              SIX     ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                        MONTHS   YEAR   YEARS   YEARS

Lipper Money Market Fund Index*                               2.06%   3.69%  1.76%   3.45%

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK. PLEASE REFER TO THE PERFORMANCE SUMMARY APPROPRIATE FOR YOUR POLICY.

1. As of 6/30/06, MainStay VP Cash Management Portfolio had an effective 7-day yield of 4.74% and a current yield of 4.64%. The current yield is more reflective of the Portfolio's earnings than the total return.

* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 44   MainStay VP Cash Management Portfolio

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2006, to June 30, 2006, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2006, through June 30, 2006. Shares are only sold in connection with variable life and annuity contracts and the example does not reflect any contract level or other transactional fees or expenses. If these costs had been included, your costs would have been higher.

This example illustrates your Portfolio's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended June 30, 2006. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Portfolio with the ongoing costs of investing in other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/06            6/30/06           PERIOD(1)           6/30/06            PERIOD(1)

INITIAL CLASS                         $1,000.00         $1,021.10            $2.51            $ 1,022.50            $2.51
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of 0.50% multiplied by the average account value over the period, divided by 365, and multiplied by 181 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     45

PORTFOLIO COMPOSITION AS OF JUNE 30, 2006

                       (PORTFOLIO COMPOSITION PIE CHART)

41.1%           Commercial Paper
40.3            Federal Agencies
13.0            Corporate Bonds
 9.7            Medium-Term Notes
 1.7            Foreign Government Bonds
 0.8            Certificate of Deposit
-6.7            Liabilities in Excess of
                Cash and Other Assets

See Portfolio of Investments on page 49 for specific holdings within these categories.

 46   MainStay VP Cash Management Portfolio

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by portfolio managers Claude Athaide, Ph.D., CFA, of MacKay Shields LLC.

HOW DID THE MAINSTAY VP CASH MANAGEMENT PORTFOLIO PERFORM RELATIVE TO ITS BENCHMARK AND PEERS DURING THE SIX-MONTH REPORTING PERIOD?

For the seven-day period ended June 30, 2006, MainStay VP Cash Management Portfolio Initial Class shares provided a current yield of 4.64% and an effective yield of 4.74%. For the six months ended June 30, 2006, MainStay VP Cash Management Portfolio Initial Class shares returned 2.10%. The Portfolio outperformed the 2.07% return of the average Lipper* Variable Products Money Market Fund over the same period. The Portfolio also outperformed the 2.06% return of the Lipper Money Market Fund Index,* the Portfolio's broad-based securities market index, for the six months ended June 30, 2006.

WHAT FACTORS CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD?

The progress of the economy affects the money market. According to revised estimates by the Bureau of Economic Analysis, real gross domestic product rose to a 5.6% seasonally adjusted annual rate in the first quarter of 2006, up from a 1.8% seasonally adjusted annual rate in the fourth quarter of 2005. This growth rate appears to have moderated in the second quarter of 2006 because of the negative impact of rising energy prices on consumer spending. The pace of hiring also slowed during the second quarter.

At the end of January 2006, Dr. Bernanke replaced Dr. Greenspan as chairman of the Federal Reserve when Dr. Greenspan's term expired. The Federal Open Market Committee (FOMC) met four times during the first half of 2006, and raised the targeted federal funds rate by 25 basis points on each occasion. (A basis point is one-hundredth of a percentage point.) The reporting period ended with the targeted federal funds rate at 5.25%.

Money market yields, which are heavily influenced by the federal funds rate, steadily crept higher during the reporting period. The yield on the benchmark three-month Treasury bill rose from 3.88% to 4.98%, while three-month LIBOR(1) rose from 4.26% to 5.48%.

HOW DID THE PORTFOLIO INVEST DURING THE FIRST HALF OF 2006?

During the reporting period, the Portfolio invested in securities issued by the U.S. Treasury and government sponsored agencies, such as Fannie Mae, Freddie Mac, and the Federal Home Loan Bank (FHLB). The Portfolio also held tier-1 securities issued by finance, insurance, brokerage, and industrial companies, as well as by banks and bank holding companies. Tier-1 securities are generally those money market instruments rated in the highest category by at least two nationally recognized statistical rating agencies.

WHAT WAS THE PORTFOLIO'S AVERAGE MATURITY AT THE END OF THE REPORTING PERIOD?

As of June 30, 2006, the average maturity of the Portfolio was approximately 59 days.

WHAT OTHER EVENTS AFFECTED THE MONEY MARKET?

In his testimony before the Joint Economic Committee of Congress on April 27, 2006, Federal Reserve Board Chairman Bernanke said that "even if in the FOMC's judgment the risks to its objectives are not entirely balanced, at some point in the future the FOMC may decide to take no action at one or more meetings in the interest of allowing more time to receive information relevant to the outlook."

We originally interpreted Dr. Bernanke's comments to mean that the Federal Reserve would refrain from raising the targeted federal funds rate at its meetings in June and August to determine if economic growth was moderating as anticipated. Beginning in early June, however, several Federal Reserve speakers warned that they were uncomfortable with recent inflation trends. So when the FOMC met on June 29 and raised the federal funds target rate, the decision was not unexpected.


1. The London interbank offered rate (LIBOR) is a floating interest rate that is widely used as a base rate in bank, corporate, and government lending agreements.

An investment in the Portfolio is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio can invest in foreign securities, which may be subject to greater risks than U.S. investments, including currency fluctuations, less liquid trading markets, greater price volatility, political and economic instability, less publicly available information, and changes in tax or currency laws or monetary policy. The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

Not all investment divisions are available under all policies.

* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     47

At the end of the reporting period, federal funds futures prices suggested that another 25-basis-point rate hike in August was more likely than not. We were not convinced, however, that the scenario implied by the federal funds futures market would be realized.


The opinions expressed are those of the Portfolio Manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 48   MainStay VP Cash Management Portfolio

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 UNAUDITED

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (106.7%)+
-----------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.1%)
USAA Auto Owner Trust
  Series 2005-3, Class A1
  4.17%, due 11/9/06                                $  131,249   $    131,249
Wachovia Auto Owner Trust
  Series 2005-B, Class A1
  4.481%, due 12/20/06                                 217,720        217,720
                                                                 ------------
                                                                      348,969
                                                                 ------------
CERTIFICATE OF DEPOSIT (0.8%)
Royal Bank of Canada
  5.40%, due 9/21/06                                 3,000,000      2,999,838
                                                                 ------------
COMMERCIAL PAPER (41.1%)
Abbey National North America LLC
  5.03%, due 7/20/06                                 3,000,000      2,992,036
ABN-AMRO N.A. Finance, Inc.
  5.10%, due 7/14/06                                 3,000,000      2,994,475
  5.18%, due 7/19/06                                 3,000,000      2,992,230
Allianz Finance Corp.
  5.035%, due 8/4/06 (a)                             3,000,000      2,985,734
American Express Credit Corp.
  4.95%, due 7/25/06                                 3,000,000      2,990,100
American General Finance Corp.
  5.02%, due 8/7/06                                  3,000,000      2,984,521
ANZ Delaware, Inc.
  4.955%, due 7/21/06                                3,000,000      2,991,742
  5.025%, due 10/5/06                                3,000,000      2,959,800
  5.20%, due 12/5/06                                 3,000,000      2,931,967
Barclays U.S. Funding Corp.
  5.14%, due 8/24/06                                 3,000,000      2,976,870
  5.18%, due 9/5/06                                  3,000,000      2,971,510
ChevronTexaco Funding Corp.
  4.86%, due 7/3/06                                  3,000,000      2,999,190
  4.96%, due 7/14/06                                 4,000,000      3,992,835
Deutsche Bank Financial LLC
  4.91%, due 7/5/06                                  2,500,000      2,498,636
  5.21%, due 7/24/06                                 3,500,000      3,488,350
Dexia Delaware LLC
  5.02%, due 8/2/06                                  3,000,000      2,986,613
  5.04%, due 7/25/06                                 3,000,000      2,989,920
HBOS Treasury Services PLC
  5.045%, due 8/15/06                                3,000,000      2,981,081
  5.11%, due 8/25/06                                 3,000,000      2,976,579
HSBC Finance Corp.
  5.08%, due 7/7/06                                  3,400,000      3,397,121
ING U.S. Funding LLC
  5.04%, due 8/10/06                                 3,500,000      3,480,400
  5.32%, due 10/16/06                                3,000,000      2,952,563
KfW International Finance, Inc.
  4.97%, due 7/12/06 (a)                             4,000,000      3,993,925
  5.02%, due 8/24/06 (a)                             4,000,000      3,969,880

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
COMMERCIAL PAPER (CONTINUED)
MetLife Funding, Inc.
  4.91%, due 7/18/06                                $2,700,000   $  2,693,740
  5.08%, due 8/22/06                                 3,000,000      2,977,987
Minnesota Mining & Manufacturing Co.
  5.08%, due 8/28/06                                 3,000,000      2,975,447
Nationwide Building Society
  5.02%, due 7/27/06 (a)                             3,550,000      3,537,129
  5.20%, due 9/12/06 (a)                             3,400,000      3,364,149
Nestle Capital Corp.
  4.98%, due 8/9/06 (a)                              3,000,000      2,983,815
  4.99%, due 8/9/06 (a)                                900,000        895,135
  5.07%, due 7/13/06 (a)                             4,500,000      4,492,395
Private Export Funding Corp.
  5.13%, due 7/17/06 (a)                               100,000         99,772
Prudential Funding LLC
  4.97%, due 7/11/06                                 2,325,000      2,321,790
  5.03%, due 8/3/06                                  3,000,000      2,986,168
Rabobank USA Finance Corp.
  5.09%, due 9/29/06                                 3,000,000      2,961,825
Royal Bank of Canada
  5.18%, due 7/6/06                                  3,500,000      3,497,482
San Paolo IMI U.S. Financial Co.
  5.11%, due 8/10/06                                 3,000,000      2,982,967
Shell International Finance B.V.
  5.00%, due 8/7/06                                  3,000,000      2,984,583
Societe Generale North America, Inc.
  4.95%, due 7/11/06                                 3,000,000      2,995,875
  5.25%, due 8/15/06                                 3,500,000      3,477,031
  5.30%, due 8/16/06                                 2,600,000      2,582,392
Svenska Handelsbanken AB
  4.915%, due 7/6/06                                 3,000,000      2,997,952
  5.08%, due 8/7/06                                  2,225,000      2,213,383
Toyota Motor Credit Corp.
  5.05%, due 8/25/06                                 4,000,000      3,969,139
UBS Finance (Delaware) LLC
  4.95%, due 7/10/06                                 3,450,000      3,445,731
Wal-Mart Stores, Inc.
  4.97%, due 7/18/06 (a)                             4,000,000      3,990,612
  4.98%, due 7/25/06 (a)                             3,000,000      2,990,040
                                                                 ------------
                                                                  145,894,617
                                                                 ------------
CORPORATE BONDS (13.0%)
Abbott Laboratories
  6.40%, due 12/1/06                                 3,725,000      3,749,827
Bank of America Corp.
  7.125%, due 9/15/06                                3,000,000      3,016,272

+ Percentages indicated are based on Portfolio net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
CORPORATE BONDS (CONTINUED)
BP Capital Markets PLC
  2.625%, due 3/15/07                               $2,700,000   $  2,653,231
  2.75%, due 12/29/06                                3,837,000      3,797,787
FleetBoston Financial Corp.
  4.875%, due 12/1/06                                3,697,000      3,698,941
Harvard University
  8.125%, due 4/15/07                                4,725,000      4,824,726
International Business Machines Corp.
  4.875%, due 10/1/06                                3,000,000      3,001,329
Morgan Stanley
  5.358%, due 11/24/06 (b)                           3,000,000      3,001,833
  5.64%, due 1/12/07 (b)                             3,000,000      3,002,235
Pfizer, Inc.
  2.50%, due 3/15/07                                 3,675,000      3,604,282
Wachovia Bank N.A.
  5.459%, due 3/30/07 (b)                            3,000,000      2,999,530
Wachovia Corp.
  4.95%, due 11/1/06                                 3,000,000      3,004,230
Wells Fargo & Co.
  5.419%, due 9/15/06 (b)                            3,000,000      3,000,813
  5.509%, due 3/23/07 (b)                            3,000,000      3,002,367
                                                                 ------------
                                                                   46,357,403
                                                                 ------------
FEDERAL AGENCIES (40.3%)
Federal Home Loan Bank
  5.08%, due 2/22/07                                 5,600,000      5,599,608
Federal Home Loan Bank
  (Discount Notes)
  4.82%, due 7/7/06                                    400,000        399,679
  4.85%, due 7/19/06                                 3,000,000      2,992,725
  4.90%, due 7/26/06                                 4,410,000      4,394,994
  4.90%, due 7/28/06                                 3,000,000      2,988,975
  4.91%, due 7/26/06                                 1,800,000      1,793,862
  4.935%, due 8/11/06                                5,000,000      4,971,898
  4.955%, due 8/18/06                                  600,000        596,036
  5.02%, due 8/30/06                                 2,178,000      2,159,777
  5.03%, due 7/28/06                                 2,303,000      2,294,312
  5.07%, due 9/1/06                                  3,300,000      3,271,185
  5.09%, due 8/2/06                                  3,000,000      2,986,427
  5.09%, due 9/8/06                                  3,000,000      2,970,733
  5.16%, due 8/11/06                                 3,500,000      3,479,432
  5.19%, due 8/18/06                                 4,175,000      4,146,109
  5.19%, due 8/25/06                                 3,300,000      3,273,834
  5.232%, due 9/15/06                                2,300,000      2,274,596
  5.26%, due 9/22/06                                 3,650,000      3,605,736

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
Federal Home Loan
  Mortgage Corporation
  (Discount Notes)
  4.925%, due 8/1/06                                $5,525,000   $  5,501,569
  4.93%, due 7/17/06                                 5,000,000      4,989,044
  4.93%, due 7/31/06                                 3,000,000      2,987,675
  4.94%, due 8/8/06                                  1,600,000      1,591,657
  4.94%, due 8/22/06                                 3,840,000      3,812,599
  5.04%, due 10/17/06                                3,000,000      2,954,640
  5.06%, due 8/29/06                                 3,000,000      2,975,122
  5.06%, due 8/31/06                                 3,000,000      2,974,278
  5.17%, due 9/25/06                                 3,000,000      2,962,948
  5.24%, due 9/27/06                                 3,500,000      3,455,169
  5.24%, due 10/3/06                                 2,625,000      2,589,084
  5.274%, due 10/23/06                               3,500,000      3,441,546
Federal National
  Mortgage Association
  (Discount Notes)
  4.74%, due 7/24/06                                 3,700,000      3,688,795
  4.82%, due 7/12/06                                 4,000,000      3,994,109
  4.94%, due 8/21/06                                 5,000,000      4,965,008
  4.96%, due 8/23/06                                 2,747,000      2,726,941
  4.99%, due 8/16/06                                 3,000,000      2,980,872
  5.02%, due 8/23/06                                 3,000,000      2,977,828
  5.03%, due 8/16/06                                 3,099,000      3,079,082
  5.075%, due 9/6/06                                 3,000,000      2,971,665
  5.09%, due 8/14/06                                 3,000,000      2,981,337
  5.109%, due 9/20/06                                2,300,000      2,273,561
  5.14%, due 9/13/06                                 3,000,000      2,968,303
  5.17%, due 8/14/06                                 4,400,000      4,372,197
  5.195%, due 8/9/06                                   440,000        437,524
International Bank for
  Reconstruction & Development
  (Discount Notes)
  5.14%, due 7/3/06                                  1,600,000      1,599,543
  5.15%, due 8/17/06                                 3,300,000      3,277,812
Tennessee Valley Authority
  (Discount Note)
  5.185%, due 9/14/06                                3,500,000      3,462,193
                                                                 ------------
                                                                  143,192,019
                                                                 ------------
FOREIGN GOVERNMENT BONDS (1.7%)
Quebec Province
  4.88%, due 8/8/06                                  3,000,000      2,984,547
  4.91%, due 8/4/06                                  3,000,000      2,986,089
                                                                 ------------
                                                                    5,970,636
                                                                 ------------
MEDIUM-TERM NOTES (9.7%)
American Express Credit Corp.
  Series B
  5.51%, due 9/19/06 (b)                             2,700,000      2,701,010

 50   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (CONTINUED)
-----------------------------------------------------------------------------
MEDIUM-TERM NOTES (CONTINUED)
Bank One Corp.
  Series C
  5.284%, due 8/11/06 (b)                           $3,350,000   $  3,350,630
Bayerische Landesbank/NY
  2.60%, due 10/16/06                                2,325,000      2,306,230
  5.49%, due 6/25/07 (b)                             3,300,000      3,301,482
General Electric Capital Corp.
  5.526%, due 9/18/06 (b)                            3,000,000      3,001,077
Goldman Sachs Group, Inc.
  5.262%, due 5/11/07 (b)                            3,300,000      3,302,795
HSBC Finance Corp.
  5.54%, due 10/27/06 (b)                            3,000,000      3,000,690
International Business Machines Corp.
  2.375%, due 11/1/06                                3,000,000      2,973,588
Merrill Lynch & Co., Inc.
  Series C
  5.208%, due 4/26/07 (b)                            3,000,000      3,003,048
  Series B
  5.596%, due 9/18/06 (b)                            3,000,000      3,001,458
SLM Corp.
  Series A
  5.529%, due 9/15/06 (b)                            3,000,000      3,001,230
Toyota Motor Credit Corp.
  Series E
  5.479%, due 12/18/06 (b)                           1,420,000      1,421,051
                                                                 ------------
                                                                   34,364,289
                                                                 ------------
Total Short-Term Investments
  (Amortized Cost
  $379,127,771) (c)                                      106.7%   379,127,771
Liabilities in Excess of
  Cash and Other Assets                                   (6.7)   (23,745,141)
                                                    ----------   ------------
Net Assets                                               100.0%  $355,382,630
                                                    ==========   ============

(a)  May be sold to institutional investors only.
(b)  Floating rate. Rate shown is the rate in effect at June
     30, 2006.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.

The table below sets forth the diversification of the Cash Management Portfolio investments by industry.

INDUSTRY DIVERSIFICATION

                                                       AMORTIZED
                                                            COST     PERCENT+
Automobile ABS                                      $    348,970          0.1%
Banks                                                 83,674,172         23.5
Commercial Services                                    4,824,727          1.4
Computers                                              5,974,916          1.7
Diversified Financial Services                         5,962,902          1.7
Federal Agencies                                     143,192,019         40.3
Finance--Auto Loans                                    5,390,190          1.5
Finance--Consumer Loans                               12,383,562          3.5
Finance--Credit Card                                   5,691,109          1.6
Finance--Investment Banker/Broker                     21,744,333          6.1
Finance--Mortgage Loan/Banker                          6,901,278          1.9
Finance--Other Services                                6,086,477          1.7
Insurance                                              2,985,734          0.8
Miscellaneous--Manufacturing                           2,975,447          0.8
Oil & Gas                                             16,427,631          4.6
Pharmaceuticals                                        7,354,107          2.1
Regional (State & Province)                            5,970,636          1.7
Retail Trade                                           6,980,652          2.0
Special Purpose Entity                                34,258,909          9.7
                                                    ------------   ----------
                                                     379,127,771        106.7
Liabilities in Excess of
  Cash and Other Assets                              (23,745,141)        (6.7)
                                                    ------------   ----------
Net Assets                                          $355,382,630        100.0%
                                                    ============   ==========

+    Percentages indicated are based on Portfolio net assets.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 UNAUDITED

ASSETS:
Investment in securities, at value
  (amortized cost $379,127,771)                 $379,127,771
Receivables:
  Interest                                           593,964
  Fund shares sold                                   482,899
Other assets                                          10,718
                                                -------------
    Total assets                                 380,215,352
                                                -------------

LIABILITIES:
Due to custodian                                      39,009
Payables:
  Fund shares redeemed                            24,499,959
  Adviser                                             82,055
  Administrator                                       65,644
  Shareholder communication                           52,375
  Professional                                        16,125
  Custodian                                            4,093
  Directors                                              284
Accrued expenses                                       4,172
Dividends payable                                     69,006
                                                -------------
    Total liabilities                             24,832,722
                                                -------------
Net assets                                      $355,382,630
                                                =============

NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  700 million shares authorized                 $  3,553,868
Additional paid-in capital                       351,827,558
Accumulated undistributed net realized gain on
  investments                                          1,204
                                                -------------
Net assets applicable to outstanding shares     $355,382,630
                                                =============
Shares of capital stock outstanding              355,386,824
                                                =============
Net asset value per share outstanding           $       1.00
                                                =============

 52   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $7,742,314
                                                  -----------
EXPENSES:
  Advisory                                           408,863
  Administration                                     327,091
  Professional                                        38,405
  Shareholder communication                           30,691
  Directors                                            7,431
  Custodian                                            6,006
  Miscellaneous                                        4,440
                                                  -----------
    Total expenses                                   822,927
                                                  -----------
Net investment income                              6,919,387
                                                  -----------

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                      (3,898)
                                                  -----------
Net increase in net assets resulting from
  operations                                      $6,915,489
                                                  ===========

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2006 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2005

                                              2006            2005
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income               $   6,919,387   $   8,844,731
 Net realized gain (loss) on
  investments                               (3,898)          6,379
                                     -----------------------------
 Net increase in net assets
  resulting from operations              6,915,489       8,851,110
                                     -----------------------------

Dividends to shareholders:
   From net investment income           (6,919,387)     (8,844,731)
                                     -----------------------------

Capital share transactions:
   Net proceeds from sale of shares    300,937,688     258,807,221
   Net asset value of shares issued
    to shareholders in reinvestment
    of dividends                         6,917,550       8,844,731
                                     -----------------------------
                                       307,855,238     267,651,952

   Cost of shares redeemed            (259,369,194)   (269,417,403)
                                     -----------------------------
   Increase (decrease) in net
    assets derived from capital
    share transactions                  48,486,044      (1,765,451)
                                     -----------------------------
   Net increase (decrease) in net
    assets                              48,482,146      (1,759,072)

NET ASSETS:
Beginning of period                    306,900,484     308,659,556
                                     -----------------------------
End of period                        $ 355,382,630   $ 306,900,484
                                     =============================

 54   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                           YEAR ENDED DECEMBER 31,
                                              2006*           2005          2004          2003          2002          2001
Net asset value at beginning of period       $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            ----------      --------      --------      --------      --------      --------
Net investment income                            0.02           0.03          0.01          0.01          0.01          0.04
Net realized and unrealized gain (loss) on
  investments                                   (0.00)(a)       0.00 (a)      0.00 (a)      0.00 (a)      0.00 (a)      0.00 (a)
                                            ----------      --------      --------      --------      --------      --------
Total from investment operations                 0.02           0.03          0.01          0.01          0.01          0.04
                                            ----------      --------      --------      --------      --------      --------
Less dividends and distributions:
  From net investment income                    (0.02)         (0.03)        (0.01)        (0.01)        (0.01)        (0.04)
  From net realized gain on investments            --             --         (0.00)(a)     (0.00)(a)     (0.00)(a)     (0.00)(a)
                                            ----------      --------      --------      --------      --------      --------
Total dividends and distributions               (0.02)         (0.03)        (0.01)        (0.01)        (0.01)        (0.04)
                                            ----------      --------      --------      --------      --------      --------
Net asset value at end of period             $   1.00       $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                            ==========      ========      ========      ========      ========      ========
Total investment return                          2.10%(c)       2.96%(b)      0.85%         0.67%         1.36%         3.84%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          4.23%+         2.91%         0.83%         0.67%         1.33%         3.57%
  Net expenses                                   0.50%+         0.30%         0.55%         0.67%         0.55%         0.54%
  Expenses (before waiver/reimbursement)         0.50%+         0.50%         0.55%         0.55%         0.55%         0.54%
Net assets at end of period (in 000's)       $355,383       $306,900      $308,660      $359,974      $518,348      $481,171

(a)  Less than one cent per share.
(b)  Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been
     2.76% for the year ended December 31, 2005.
(c)  Total return is not annualized.
+    Annualized.
*    Unaudited.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

MAINSTAY VP COMMON STOCK PORTFOLIO
INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                     AS OF 6/30/06
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                  3.00%   10.03%  1.89%   8.06%

                                            (After Portfolio operating expenses)

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO           RUSSELL 1000 INDEX             S&P 500 INDEX
                                                   ------------------          ------------------             -------------
6/30/96                                                   10000                       10000                       10000
                                                          12591                       13226                       13470
                                                          16244                       17214                       17553
                                                          19972                       20988                       21523
                                                          23524                       22929                       23083
                                                          19767                       19500                       19659
                                                          16083                       16013                       16123
                                                          15279                       16165                       16164
                                                          18150                       19315                       19252
                                                          19727                       20845                       20470
6/30/06                                                   21706                       22738                       22236

 SERVICE CLASS(1)                                                  AS OF 6/30/06
--------------------------------------------------------------------------------

AVERAGE ANNUAL              SIX     ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR   YEARS   YEARS
--------------------------------------------------------
After Portfolio operating
  expenses                  2.87%   9.71%  1.63%   7.80%

                                            (After Portfolio operating expenses)

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO           RUSSELL 1000 INDEX             S&P 500 INDEX
                                                   ------------------          ------------------             -------------
6/30/96                                                   10000                       10000                       10000
                                                          12563                       13226                       13470
                                                          16172                       17214                       17553
                                                          19837                       20988                       21523
                                                          23310                       22929                       23083
                                                          19542                       19500                       19659
                                                          15859                       16013                       16123
                                                          15029                       16165                       16164
                                                          17810                       19315                       19252
                                                          19309                       20845                       20470
6/30/06                                                   21185                       22738                       22236

                                                               SIX     ONE    FIVE     TEN
BENCHMARK PERFORMANCE                                         MONTHS   YEAR   YEARS   YEARS

Russell 1000(R) Index*                                         2.76%   9.08%  3.12%   8.56%
S&P 500(R) Index*                                              2.71    8.63   2.49    8.32

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK. PLEASE REFER TO THE PERFORMANCE SUMMARY APPROPRIATE FOR YOUR POLICY.

1. Performance for the Service Class shares, first offered 6/5/03, includes the historical performance of the Initial Class shares from 7/1/96 through 6/4/03, adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 56   MainStay VP Common Stock Portfolio

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP COMMON STOCK PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the six-month period from January 1, 2006, to June 30, 2006, and the impact of those costs on your investment.

EXAMPLE

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchases, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the six-month period and held for the entire period from January 1, 2006, through June 30, 2006. Shares are only sold in connection with variable life and annuity contracts and the example does not reflect any contract level or other transactional fees or expenses. If these costs had been included, your costs would have been higher.

This example illustrates your Portfolio's ongoing costs in two ways:

- ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid during the six-months ended June 30, 2006. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the six-month period shown. You may use this information to compare the ongoing costs of investing in the Portfolio with the ongoing costs of investing in other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/06            6/30/06           PERIOD(1)           6/30/06            PERIOD(1)

INITIAL CLASS                         $1,000.00         $1,030.00            $2.52            $1,022.50             $2.51
---------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS                         $1,000.00         $1,028.75            $3.77            $1,021.25             $3.76
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of each class (0.50% for Initial Class and 0.75% for Service Class) multiplied by the average account value over the period, divided by 365, and multiplied by 181 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     57

PORTFOLIO COMPOSITION AS OF JUNE 30, 2006

                       (PORTFOLIO COMPOSITION PIE CHART)

98.4%           Common Stocks
 6.7            Short-Term Investments (collateral from securities lending is 6.7%)
 1.3            Investment Company
-6.4            Liabilities in Excess of
                Cash and Other Assets

See Portfolio of Investments on page 61 for specific holdings within these categories.

TOP TEN HOLDINGS AS OF JUNE 30, 2006 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  ExxonMobil Corp.
 2.  BellSouth Corp.
 3.  Microsoft Corp.
 4.  General Electric Co.
 5.  Citigroup, Inc.
 6.  Pfizer, Inc.
 7.  Cisco Systems, Inc.
 8.  International Business Machines Corp.
 9.  Hewlett-Packard Co.
10.  Intel Corp.

 58   MainStay VP Common Stock Portfolio

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Manager Harvey Fram, CFA, of New York Life Investment Management LLC.

HOW DID MAINSTAY VP COMMON STOCK PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE FIRST SIX MONTHS OF 2006?

For the six months ended June 30, 2006, MainStay VP Common Stock Portfolio returned 3.00% for Initial Class shares and 2.87% for Service Class shares. Both share classes outperformed the 1.25% return of the average Lipper* Variable Products Large-Cap Core Portfolio over the same period. Both share classes also outperformed the 2.71% return of the S&P 500(R) Index,* the Portfolio's broad-based securities-market index, for the six months ended June 30, 2006.

WHAT ACCOUNTED FOR THE PORTFOLIO'S STRONG RELATIVE PERFORMANCE DURING THE FIRST HALF OF 2006?

The Portfolio's strong performance relative to the S&P 500(R) Index* resulted primarily from strong stock selection among energy and consumer staples stocks. An overweighted position in the energy sector also contributed positively to the Portfolio's relative performance.

DURING THE REPORTING PERIOD, WHICH SECTORS MADE THE STRONGEST POSITIVE CONTRIBUTIONS TO THE PERFORMANCE OF THE PORTFOLIO AND WHICH SECTORS WERE THE WEAKEST CONTRIBUTORS?

During the first half of 2006, the sectors that made the strongest contributions to the Portfolio's total return were energy, industrials, and telecommunication services. The weakest contribution came from utilities. Health care was the second-weakest contributor, followed by information technology.

DURING THE REPORTING PERIOD, WHICH INDIVIDUAL STOCKS MADE THE STRONGEST CONTRIBUTIONS TO THE PORTFOLIO'S PERFORMANCE AND WHICH STOCKS WERE THE GREATEST DETRACTORS?

On an absolute basis, the strongest individual contributors to the Portfolio's performance were ExxonMobil, Archer-Daniels-Midland, and Cisco Systems. The greatest detractor from the Portfolio's performance was UnitedHealth Group. Microsoft was the second-worst contributor, followed by Intel.

DID THE PORTFOLIO MAKE ANY SIGNIFICANT PURCHASES OR SALES DURING THE REPORTING PERIOD?

During the first half of 2006, the Portfolio increased from an underweighted position in Citigroup to an overweighted position. The stock became attractively priced relative to its future income streams, and market sentiment regarding the stock turned slightly positive. The Portfolio increased its position in Abbott Laboratories but remained underweighted in the stock relative to the S&P 500(R) Index.* Earnings quality at the company improved and investor sentiment, as reflected in the stock's price momentum, improved substantially.

During the reporting period, the Portfolio reduced its position in The St. Paul Travelers Cos. when both valuation and momentum declined. Even with the reduction, however, the Portfolio remained overweighted in the stock. Despite valuation improvements at UnitedHealth Group, we sold a portion of the Portfolio's underweighted position in the company's stock because of poor investor sentiment and lower earnings quality.

WERE THERE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO'S WEIGHTINGS DURING THE REPORTING PERIOD?

During the first half of 2006, the Portfolio substantially increased its allocation in the industrials sector. Over the same period, we substantially decreased the Portfolio's allocation in the health care sector.

HOW WAS THE PORTFOLIO POSITIONED AT THE END OF THE REPORTING PERIOD?

At the end of June 2006, the Portfolio's largest overweighted positions relative to the S&P 500(R)


The principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for nongrowth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. The principal risk of investing in value stocks is that they may never reach what the Portfolio Manager believes is their full value or that they may even go down in value.

Not all investment divisions are available under all policies.

* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     59

Index* were in the information technology and energy sectors. Although information technology was a weak sector in the Index, the Portfolio's strong stock selection within the sector helped the Portfolio outperform the Index. An overweighted position in energy helped the Portfolio's performance, as did good stock selection in the sector.

The Portfolio's largest underweighted position at the end of June 2006 was in consumer staples. Strong stock selection in the sector, however, fully offset the otherwise negative impact of the underweighted position.


* Please refer to pages 26 and 27 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

The opinions expressed are those of the Portfolio Manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

 60   MainStay VP Common Stock Portfolio

PORTFOLIO OF INVESTMENTS JUNE 30, 2006 UNAUDITED


                                                           SHARES          VALUE
COMMON STOCKS (98.4%)+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (3.2%)
Boeing Co. (The)                                          140,586   $ 11,515,399
General Dynamics Corp.                                     16,136      1,056,263
Lockheed Martin Corp.                                      88,332      6,336,938
Northrop Grumman Corp.                                     44,254      2,834,911
Precision Castparts Corp.                                   5,470        326,887
Raytheon Co.                                              110,311      4,916,561
Rockwell Collins, Inc.                                     14,451        807,377
United Technologies Corp.                                  28,865      1,830,618
                                                                    ------------
                                                                      29,624,954
                                                                    ------------
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.                              28,070      1,496,131
Expeditors International of Washington, Inc.               26,214      1,468,246
United Parcel Service, Inc. Class B                        17,656      1,453,618
                                                                    ------------
                                                                       4,417,995
                                                                    ------------
AIRLINES (0.3%)
Southwest Airlines Co.                                    174,152      2,850,868
                                                                    ------------
AUTO COMPONENTS (0.1%)
ArvinMeritor, Inc. (a)                                      5,868        100,871
Goodyear Tire &
  Rubber Co. (The) (a)(b)                                  29,250        324,675
Lear Corp.                                                  2,776         61,655
Modine Manufacturing Co.                                    1,390         32,470
                                                                    ------------
                                                                         519,671
                                                                    ------------
AUTOMOBILES (0.6%)
Ford Motor Co. (a)                                        380,249      2,635,126
Harley-Davidson, Inc.                                      50,758      2,786,107
Thor Industries, Inc. (a)                                   7,131        345,497
                                                                    ------------
                                                                       5,766,730
                                                                    ------------
BEVERAGES (0.9%)
Coca-Cola Co. (The) (a)                                   117,535      5,056,356
Coca-Cola Enterprises, Inc.                                12,585        256,356
Pepsi Bottling Group, Inc. (The)                           22,526        724,211
PepsiAmericas, Inc.                                         7,529        166,466
PepsiCo, Inc.                                              33,422      2,006,657
                                                                    ------------
                                                                       8,210,046
                                                                    ------------
BIOTECHNOLOGY (1.2%)
Amgen, Inc. (b)                                           142,946      9,324,368
Biogen Idec, Inc. (a)(b)                                   42,532      1,970,508
                                                                    ------------
                                                                      11,294,876
                                                                    ------------
BUILDING PRODUCTS (0.3%)
American Standard Cos., Inc.                                  718         31,068
Masco Corp. (a)                                           102,683      3,043,524
                                                                    ------------
                                                                       3,074,592
                                                                    ------------
CAPITAL MARKETS (3.9%)
Ameriprise Financial, Inc.                                 61,360      2,740,960


                                                           SHARES          VALUE
CAPITAL MARKETS (CONTINUED)
Bank of New York Co., Inc. (The)                          158,733   $  5,111,203
Charles Schwab Corp. (The)                                255,068      4,075,987
E*TRADE Financial Corp. (b)                                47,387      1,081,371
Federated Investors, Inc. Class B                           6,878        216,657
Franklin Resources, Inc.                                   19,137      1,661,283
Goldman Sachs Group, Inc. (The)                            50,125      7,540,304
Janus Capital Group, Inc.                                  53,099        950,472
Jefferies Group, Inc.                                      24,624        729,609
LaBranche & Co., Inc. (a)(b)                                2,494         30,202
Legg Mason, Inc.                                            9,887        983,954
Lehman Brothers Holdings, Inc.                             63,792      4,156,049
Merrill Lynch & Co., Inc.                                  25,583      1,779,553
Northern Trust Corp.                                       38,196      2,112,239
Raymond James Financial, Inc.                              21,455        649,443
SEI Investments Co.                                         5,214        254,860
State Street Corp.                                         13,751        798,796
T. Rowe Price Group, Inc.                                  33,132      1,252,721
Waddell & Reed Financial, Inc. Class A                     10,336        212,508
                                                                    ------------
                                                                      36,338,171
                                                                    ------------
CHEMICALS (0.7%)
Airgas, Inc.                                                5,447        202,901
Albemarle Corp. (a)                                         3,177        152,115
Cytec Industries, Inc.                                      3,299        177,024
Eastman Chemical Co.                                          331         17,874
Hercules, Inc. (b)                                          9,205        140,468
Lyondell Chemical Co.                                      50,634      1,147,366
Monsanto Co.                                               33,435      2,814,893
Olin Corp.                                                 17,652        316,500
PPG Industries, Inc.                                        6,745        445,170
Rohm & Haas Co.                                            11,859        594,373
Sensient Technologies Corp.                                10,383        217,109
Valspar Corp.                                               8,263        218,226
                                                                    ------------
                                                                       6,444,019
                                                                    ------------
COMMERCIAL BANKS (2.4%)
AmSouth Bancorp                                            43,668      1,155,019
Bank of Hawaii Corp.                                        4,272        211,891
BB&T Corp.                                                 26,869      1,117,482
Comerica, Inc.                                             40,473      2,104,191
Cullen/Frost Bankers, Inc.                                  3,948        226,220
Fifth Third Bancorp                                        23,034        851,106
First Horizon National Corp.                                5,096        204,859
FirstMerit Corp.                                            3,291         68,914
KeyCorp                                                    49,812      1,777,292

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
National City Corp.                                       113,135   $  4,094,356
North Fork Bancorp., Inc.                                  61,130      1,844,292
Regions Financial Corp.                                    18,496        612,588
Wachovia Corp.                                             51,944      2,809,132
Wells Fargo & Co.                                          72,871      4,888,187
                                                                    ------------
                                                                      21,965,529
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Allied Waste Industries, Inc. (a)(b)                       19,263        218,828
Brink's Co. (The)                                           1,969        111,071
Corporate Executive
  Board Co. (The)                                           8,153        816,931
Dun & Bradstreet Corp. (The) (b)                            5,397        376,063
Equifax, Inc.                                              10,435        358,338
Korn/Ferry International (b)                                2,462         48,231
Manpower, Inc.                                             10,809        698,261
Monster Worldwide, Inc. (b)                                 5,057        215,732
Republic Services, Inc.                                    20,036        808,252
Robert Half International, Inc. (a)                        25,588      1,074,696
Waste Management, Inc.                                     91,394      3,279,217
                                                                    ------------
                                                                       8,005,620
                                                                    ------------
COMMUNICATIONS EQUIPMENT (2.8%)
Avaya, Inc. (b)                                            16,947        193,535
CIENA Corp. (b)                                            24,479        117,744
V Cisco Systems, Inc. (b)                                 789,010     15,409,365
CommScope, Inc. (b)                                         2,338         73,460
Dycom Industries, Inc. (b)                                  1,701         36,214
Harris Corp.                                               10,849        450,342
Motorola, Inc.                                            384,637      7,750,436
Polycom, Inc. (b)                                          18,207        399,097
QUALCOMM, Inc.                                              5,773        231,324
Tellabs, Inc. (b)                                          92,678      1,233,544
UTStarcom, Inc. (b)                                           437          3,404
                                                                    ------------
                                                                      25,898,465
                                                                    ------------
COMPUTERS & PERIPHERALS (4.9%)
Apple Computer, Inc. (b)                                   78,545      4,486,490
Dell, Inc. (b)                                            403,594      9,851,730
V Hewlett-Packard Co.                                     409,335     12,967,733
Imation Corp.                                               2,750        112,887
V International Business
  Machines Corp.                                          199,006     15,287,641
Lexmark International, Inc. Class A (b)                    14,132        788,990
NCR Corp. (b)                                              22,404        820,883
Network Appliance, Inc. (b)                                15,273        539,137
Palm, Inc. (b)                                              3,758         60,504
QLogic Corp. (b)                                           33,228        572,851


                                                           SHARES          VALUE
COMPUTERS & PERIPHERALS (CONTINUED)
Western Digital Corp. (b)                                   5,346   $    105,904
                                                                    ------------
                                                                      45,594,750
                                                                    ------------
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.                                                14,336      1,332,244
Granite Construction, Inc.                                  5,467        247,491
Jacobs Engineering Group, Inc. (b)                          4,848        386,095
Quanta Services, Inc. (a)(b)                               19,499        337,918
                                                                    ------------
                                                                       2,303,748
                                                                    ------------
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials, Inc.                             7,550        688,182
Vulcan Materials Co.                                       16,700      1,302,600
                                                                    ------------
                                                                       1,990,782
                                                                    ------------
CONSUMER FINANCE (1.6%)
American Express Co.                                      175,081      9,317,811
AmeriCredit Corp. (b)                                      32,667        912,063
Capital One Financial Corp.                                52,202      4,460,661
                                                                    ------------
                                                                      14,690,535
                                                                    ------------
CONTAINERS & PACKAGING (0.1%)
Packaging Corp. of America                                  2,446         53,861
Pactiv Corp. (a)(b)                                        35,464        877,734
Temple-Inland, Inc.                                         4,520        193,772
                                                                    ------------
                                                                       1,125,367
                                                                    ------------
DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group, Inc. Class A (a)(b)                          29,306      1,514,241
Career Education Corp. (a)(b)                              24,249        724,803
Corinthian Colleges, Inc. (b)                              14,291        205,219
DeVry, Inc. (a)(b)                                          2,401         52,750
ITT Educational Services, Inc. (b)                          2,993        196,969
Sotheby's Holdings, Inc. Class A (b)                        9,236        242,445
                                                                    ------------
                                                                       2,936,427
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (5.2%)
Bank of America Corp.                                     240,473     11,566,751
CIT Group, Inc.                                             8,197        428,621
V Citigroup, Inc.                                         441,303     21,288,457
JPMorgan Chase & Co.                                      290,762     12,212,004
Leucadia National Corp.                                    27,265        795,865
Moody's Corp.                                              40,594      2,210,749
                                                                    ------------
                                                                      48,502,447
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
V BellSouth Corp.                                         623,801     22,581,596
CenturyTel, Inc.                                           30,375      1,128,431
Cincinnati Bell, Inc. (b)                                  30,550        125,255
Citizens Communications Co.                                81,588      1,064,723
Embarq Corp. (b)                                            6,164        252,662
Qwest Communications International, Inc. (a)(b)           383,512      3,102,612

 62   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
Verizon Communications, Inc.                              110,076   $  3,686,445
                                                                    ------------
                                                                      31,941,724
                                                                    ------------
ELECTRIC UTILITIES (2.0%)
Allegheny Energy, Inc. (b)                                 20,255        750,853
American Electric Power Co., Inc.                          21,110        723,017
Edison International                                       80,219      3,128,541
Entergy Corp.                                               8,601        608,521
Exelon Corp. (a)                                           12,330        700,714
FirstEnergy Corp.                                          26,754      1,450,334
FPL Group, Inc. (a)                                        60,611      2,508,083
Great Plains Energy, Inc. (a)                              12,565        350,061
Pepco Holdings, Inc.                                       46,943      1,106,916
Pinnacle West Capital Corp.                                11,572        461,839
PPL Corp. (a)                                              62,802      2,028,505
Southern Co. (The) (a)                                    152,687      4,893,618
Westar Energy, Inc.                                         3,563         75,001
                                                                    ------------
                                                                      18,786,003
                                                                    ------------
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries, Ltd. Class A                            11,834      1,099,615
Emerson Electric Co.                                       31,210      2,615,710
Thomas & Betts Corp. (b)                                   10,986        563,582
                                                                    ------------
                                                                       4,278,907
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
Agilent Technologies, Inc. (b)                             69,386      2,189,822
Arrow Electronics, Inc. (b)                                12,856        413,963
CDW Corp.                                                   7,853        429,166
Jabil Circuit, Inc.                                        21,648        554,189
Molex, Inc.                                                 5,788        194,303
Plexus Corp. (b)                                           11,011        376,686
Sanmina-SCI Corp. (b)                                      86,575        398,245
Solectron Corp. (b)                                       226,393        774,264
Tech Data Corp. (b)                                         9,376        359,195
Tektronix, Inc.                                            13,602        400,171
                                                                    ------------
                                                                       6,090,004
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (2.1%)
Baker Hughes, Inc.                                         12,281      1,005,200
BJ Services Co.                                            13,239        493,285
Cameron International Corp. (b)                             4,671        223,134
Grant Prideco, Inc. (b)                                    10,418        466,205
Helmerich & Payne, Inc.                                     4,205        253,393
Pride International, Inc. (b)                              12,874        402,055
Rowan Cos., Inc.                                            4,483        159,550
Schlumberger, Ltd.                                        151,220      9,845,934
Tidewater, Inc.                                             2,433        119,704
Transocean, Inc. (b)                                       80,401      6,457,808
                                                                    ------------
                                                                      19,426,268
                                                                    ------------


                                                           SHARES          VALUE
FOOD & STAPLES RETAILING (0.5%)
SUPERVALU, Inc.                                            40,597   $  1,246,328
Wal-Mart Stores, Inc.                                      71,412      3,439,916
                                                                    ------------
                                                                       4,686,244
                                                                    ------------
FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.                                161,600      6,670,848
Campbell Soup Co.                                             751         27,870
ConAgra Foods, Inc.                                        64,797      1,432,662
Dean Foods Co. (b)                                         22,333        830,564
General Mills, Inc.                                        80,917      4,180,172
H.J. Heinz Co.                                             28,089      1,157,829
McCormick & Co., Inc.                                      10,890        365,359
Sara Lee Corp.                                             86,125      1,379,722
                                                                    ------------
                                                                      16,045,026
                                                                    ------------
GAS UTILITIES (0.2%)
Equitable Resources, Inc.                                  24,760        829,460
National Fuel Gas Co.                                      11,202        393,638
Nicor, Inc. (a)                                             5,425        225,137
                                                                    ------------
                                                                       1,448,235
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Baxter International, Inc.                                 50,808      1,867,702
Becton, Dickinson & Co.                                    61,486      3,758,639
Boston Scientific Corp. (b)                                 7,268        122,393
DENTSPLY International, Inc.                                3,410        206,646
STERIS Corp.                                                5,462        124,861
Varian Medical Systems, Inc. (b)                           21,742      1,029,484
                                                                    ------------
                                                                       7,109,725
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (3.3%)
Aetna, Inc.                                               140,635      5,615,556
AmerisourceBergen Corp.                                    51,673      2,166,132
Cardinal Health, Inc.                                      87,486      5,627,974
Caremark Rx, Inc.                                           5,963        297,375
Coventry Health Care, Inc. (b)                             39,764      2,184,634
HCA, Inc.                                                  34,585      1,492,343
Health Net, Inc. (b)                                        9,294        419,810
Henry Schein, Inc. (b)                                      3,772        176,266
Humana, Inc. (b)                                           33,314      1,788,962
Laboratory Corp. of America Holdings (b)                   20,779      1,293,077
Lincare Holdings, Inc. (b)                                 23,766        899,305
Manor Care, Inc. (a)                                       19,616        920,383
McKesson Corp.                                             75,746      3,581,271
UnitedHealth Group, Inc.                                   45,336      2,030,146
Universal Health Services, Inc. Class B (a)                11,186        562,208
WellPoint, Inc. (b)                                        24,571      1,788,032
                                                                    ------------
                                                                      30,843,474
                                                                    ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE (1.4%)
Bob Evans Farms, Inc.                                       1,502   $     45,075
Brinker International, Inc. (a)                             6,951        252,321
CBRL Group, Inc.                                            1,289         43,723
Darden Restaurants, Inc.                                   32,382      1,275,851
International Game Technology                              27,497      1,043,236
McDonald's Corp.                                          103,427      3,475,147
Starbucks Corp. (b)                                        95,194      3,594,525
Starwood Hotels & Resorts Worldwide, Inc.                   8,992        542,577
Yum! Brands, Inc.                                          57,480      2,889,520
                                                                    ------------
                                                                      13,161,975
                                                                    ------------
HOUSEHOLD DURABLES (0.5%)
American Greetings Corp.
  Class A (a)                                              15,603        327,819
Black & Decker Corp. (The)                                  6,504        549,328
Blyth, Inc.                                                 3,239         59,792
Furniture Brands
  International, Inc. (a)                                  12,541        261,354
Leggett & Platt, Inc.                                      14,956        373,601
Lennar Corp. Class A                                        8,391        372,309
Newell Rubbermaid, Inc.                                    68,128      1,759,746
Ryland Group, Inc.                                          1,996         86,966
Snap-on, Inc.                                               4,758        192,318
Tupperware Brands Corp.                                     6,843        134,739
Whirlpool Corp.                                             2,943        243,239
                                                                    ------------
                                                                       4,361,211
                                                                    ------------
HOUSEHOLD PRODUCTS (1.9%)
Church & Dwight Co., Inc.                                  13,231        481,873
Colgate-Palmolive Co.                                      22,909      1,372,249
Energizer Holdings, Inc. (b)                                2,540        148,768
Kimberly-Clark Corp.                                      114,193      7,045,708
Procter & Gamble Co. (The)                                157,093      8,734,371
                                                                    ------------
                                                                      17,782,969
                                                                    ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
AES Corp. (The) (b)                                        53,980        995,931
Constellation Energy Group, Inc.                           56,306      3,069,803
Dynegy, Inc. Class A (b)                                   13,127         71,805
TXU Corp.                                                 115,978      6,934,325
                                                                    ------------
                                                                      11,071,864
                                                                    ------------
INDUSTRIAL CONGLOMERATES (2.6%)
Carlisle Cos., Inc.                                         2,388        189,368
V General Electric Co.                                    662,362     21,831,452
Teleflex, Inc.                                             10,000        540,200
Tyco International, Ltd.                                   64,830      1,782,825
                                                                    ------------
                                                                      24,343,845
                                                                    ------------
INSURANCE (8.5%)
ACE, Ltd.                                                  67,768      3,428,383


                                                           SHARES          VALUE
INSURANCE (CONTINUED)
AFLAC, Inc.                                               121,361   $  5,625,082
Allstate Corp. (The)                                      159,096      8,707,324
Ambac Financial Group, Inc.                                13,230      1,072,953
American Financial Group, Inc.                             11,615        498,283
American International Group, Inc.                        147,318      8,699,128
AmerUs Group Co. (a)                                        2,221        130,040
Aon Corp.                                                  79,333      2,762,375
Arthur J. Gallagher & Co. (a)                              15,722        398,395
Chubb Corp. (The)                                          96,912      4,835,909
Everest Re Group, Ltd.                                      2,678        231,834
Fidelity National Financial, Inc.                          14,147        551,026
First American Corp. (a)                                    7,918        334,694
Genworth Financial, Inc. Class A                           30,480      1,061,923
Hanover Insurance
  Group, Inc. (The)                                         2,184        103,653
Hartford Financial Services Group, Inc. (The)              25,213      2,133,020
HCC Insurance Holdings, Inc.                               26,616        783,575
Horace Mann Educators Corp.                                 3,542         60,037
Lincoln National Corp.                                     21,567      1,217,241
Loews Corp.                                               100,578      3,565,490
Mercury General Corp.                                       1,471         82,920
MetLife, Inc. (a)                                         180,463      9,241,510
Old Republic International Corp.                           56,467      1,206,700
Principal Financial Group, Inc.                            69,014      3,840,629
Progressive Corp. (The)                                    16,644        427,917
Protective Life Corp.                                      17,217        802,657
Prudential Financial, Inc.                                118,798      9,230,605
SAFECO Corp.                                               20,315      1,144,750
St. Paul Travelers Cos., Inc. (The)                        70,381      3,137,585
StanCorp Financial Group, Inc.                              6,758        344,050
Torchmark Corp.                                             8,405        510,352
UnumProvident Corp.                                        61,927      1,122,737
W.R. Berkley Corp.                                         41,541      1,417,794
XL Capital Ltd. Class A (a)                                11,807        723,769
                                                                    ------------
                                                                      79,434,340
                                                                    ------------
INTERNET SOFTWARE & SERVICES (0.2%)
Google, Inc. Class A (b)                                      697        292,273
VeriSign, Inc. (a)(b)                                      50,930      1,180,048
                                                                    ------------
                                                                       1,472,321
                                                                    ------------
IT SERVICES (1.5%)
Acxiom Corp.                                               18,990        474,750
Automatic Data Processing, Inc.                            23,860      1,082,051
Ceridian Corp. (b)                                         35,859        876,394
Computer Sciences Corp. (b)                                46,017      2,229,063
Convergys Corp. (b)                                        11,525        224,737
CSG Systems International, Inc. (b)                        12,021        297,400
DST Systems, Inc. (a)(b)                                    5,118        304,521
Electronic Data Systems Corp.                              21,483        516,881
First Data Corp.                                          157,112      7,076,324

 64   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
IT SERVICES (CONTINUED)
MoneyGram International, Inc.                               6,988   $    237,243
MPS Group, Inc. (b)                                        20,819        313,534
Unisys Corp. (b)                                           42,091        264,331
                                                                    ------------
                                                                      13,897,229
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co. (a)                                      23,642        562,207
Hasbro, Inc.                                               36,595        662,735
Mattel, Inc.                                               31,623        522,096
                                                                    ------------
                                                                       1,747,038
                                                                    ------------
LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera Corp.-Applied
  Biosystems Group                                         45,679      1,477,716
PerkinElmer, Inc.                                          16,297        340,607
Techne Corp. (b)                                            1,608         81,879
Varian, Inc. (b)                                            6,396        265,498
Waters Corp. (b)                                            9,054        401,998
                                                                    ------------
                                                                       2,567,698
                                                                    ------------
MACHINERY (1.3%)
AGCO Corp. (b)                                              4,031        106,096
Caterpillar, Inc.                                          42,404      3,158,250
Crane Co.                                                  12,448        517,837
Cummins, Inc. (a)                                          11,512      1,407,342
Danaher Corp.                                              19,160      1,232,371
Deere & Co.                                                 9,633        804,259
Eaton Corp.                                                 6,029        454,587
Federal Signal Corp.                                        1,971         29,841
Flowserve Corp. (b)                                         9,264        527,122
Graco, Inc.                                                 2,847        130,905
Illinois Tool Works, Inc.                                  16,530        785,175
Joy Global, Inc.                                           26,951      1,403,878
Lincoln Electric Holdings, Inc.                             1,756        110,013
Nordson Corp.                                               6,790        333,932
Oshkosh Truck Corp.                                         5,990        284,645
Parker-Hannifin Corp.                                      14,492      1,124,579
                                                                    ------------
                                                                      12,410,832
                                                                    ------------
MEDIA (2.2%)
CBS Corp. Class B (a)                                     191,492      5,179,859
Clear Channel
  Communications, Inc.                                     50,204      1,553,814
Emmis Communications Corp. Class A (b)                      3,740         58,494
Entercom Communications Corp.                               3,053         79,866
McClatchy Co. (The) Class A                                   468         18,768
McGraw-Hill Cos., Inc. (The)                               91,338      4,587,908
Omnicom Group, Inc.                                        28,068      2,500,578
Scholastic Corp. (b)                                        5,947        154,444
Time Warner, Inc.                                          13,181        228,031


                                                           SHARES          VALUE
MEDIA (CONTINUED)
Univision Communications, Inc. Class A (b)                  9,107   $    305,084
Walt Disney Co. (The)                                     193,899      5,816,970
Westwood One, Inc.                                         10,529         78,967
                                                                    ------------
                                                                      20,562,783
                                                                    ------------
METALS & MINING (1.8%)
Commercial Metals Co.                                         487         12,516
Freeport-McMoRan Copper & Gold, Inc. Class B (a)           45,362      2,513,508
Newmont Mining Corp.                                       54,414      2,880,133
Nucor Corp.                                                76,614      4,156,309
Phelps Dodge Corp.                                         50,284      4,131,333
Reliance Steel & Aluminum Co.                               1,308        108,499
Steel Dynamics, Inc.                                        9,872        648,985
United States Steel Corp.                                  27,411      1,922,059
                                                                    ------------
                                                                      16,373,342
                                                                    ------------
MULTILINE RETAIL (1.0%)
Big Lots, Inc. (b)                                         18,899        322,795
Dillard's, Inc. Class A                                     5,100        162,435
Dollar Tree Stores, Inc. (a)(b)                            26,271        696,181
J.C. Penney Co., Inc.                                      57,529      3,883,783
Kohl's Corp. (a)(b)                                        28,108      1,661,745
Nordstrom, Inc.                                            17,057        622,581
Saks, Inc.                                                  5,627         90,989
Sears Holdings Corp. (a)(b)                                12,146      1,880,687
                                                                    ------------
                                                                       9,321,196
                                                                    ------------
MULTI-UTILITIES (0.9%)
Alliant Energy Corp.                                       14,250        488,775
CenterPoint Energy, Inc.                                   38,604        482,550
Duke Energy Corp.                                          76,804      2,255,733
KeySpan Corp.                                               9,380        378,952
OGE Energy Corp.                                              369         12,926
PG&E Corp.                                                 27,830      1,093,162
Public Service Enterprise
  Group, Inc.                                              11,078        732,477
Puget Energy, Inc. (a)                                      4,676        100,440
SCANA Corp.                                                23,579        909,678
Xcel Energy, Inc.                                          83,010      1,592,132
                                                                    ------------
                                                                       8,046,825
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS (7.8%)
Anadarko Petroleum Corp. (a)                               19,510        930,432
Chevron Corp.                                             155,734      9,664,852
ConocoPhillips                                             31,106      2,038,376
Devon Energy Corp.                                         91,135      5,505,465
V ExxonMobil Corp.                                        587,782     36,060,426
Hess Corp. (a)                                              9,603        507,519
Kerr-McGee Corp.                                           18,342      1,272,018
Marathon Oil Corp.                                         44,112      3,674,530
Noble Energy, Inc.                                         44,407      2,080,912

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS (CONTINUED)
Occidental Petroleum Corp.                                 21,797   $  2,235,282
Overseas Shipholding Group, Inc.                            3,836        226,899
Pioneer Natural Resources Co.                               5,272        244,674
Pogo Producing Co. (a)                                     14,545        670,525
Southwestern Energy Co. (b)                                12,035        375,011
Sunoco, Inc.                                               22,229      1,540,247
Valero Energy Corp.                                        76,316      5,076,540
                                                                    ------------
                                                                      72,103,708
                                                                    ------------
PAPER & FOREST PRODUCTS (0.3%)
Glatfelter                                                  1,801         28,582
Louisiana-Pacific Corp. (a)                                26,191        573,583
MeadWestvaco Corp.                                          7,462        208,414
Weyerhaeuser Co.                                           30,432      1,894,392
                                                                    ------------
                                                                       2,704,971
                                                                    ------------
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.                                        36,962      1,145,822
Estee Lauder Cos., Inc. (The) Class A                       4,908        189,792
                                                                    ------------
                                                                       1,335,614
                                                                    ------------
PHARMACEUTICALS (5.4%)
Abbott Laboratories                                        87,146      3,800,437
Forest Laboratories, Inc. (b)                              68,064      2,633,396
Johnson & Johnson                                         155,511      9,318,219
King Pharmaceuticals, Inc. (a)(b)                          59,951      1,019,167
Medicis Pharmaceutical Corp. Class A                        4,440        106,560
Merck & Co., Inc.                                         346,384     12,618,769
Mylan Laboratories, Inc.                                   53,645      1,072,900
V Pfizer, Inc.                                            813,283     19,087,752
Watson Pharmaceuticals, Inc. (b)                           25,094        584,188
                                                                    ------------
                                                                      50,241,388
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (0.3%)
Equity Office Properties Trust                             45,364      1,656,240
Longview Fibre Co.                                          4,163         79,472
New Plan Excel Realty Trust                                 8,792        217,074
Shurgard Storage Centers, Inc. Class A                     14,889        930,563
                                                                    ------------
                                                                       2,883,349
                                                                    ------------
ROAD & RAIL (1.9%)
Burlington Northern
  Santa Fe Corp.                                           91,882      7,281,649
CSX Corp.                                                  36,962      2,603,603
Norfolk Southern Corp.                                     84,404      4,491,981
Ryder System, Inc.                                          2,534        148,062
Swift Transportation Co., Inc. (b)                          2,213         70,285


                                                           SHARES          VALUE
ROAD & RAIL (CONTINUED)
Union Pacific Corp.                                        33,024   $  3,069,911
                                                                    ------------
                                                                      17,665,491
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Advanced Micro Devices, Inc. (b)                              982         23,980
Altera Corp. (b)                                           50,107        879,378
Analog Devices, Inc.                                       14,894        478,693
Applied Materials, Inc.                                    58,227        947,936
Atmel Corp. (b)                                            35,288        195,848
Freescale Semiconductor, Inc. Class B (b)                  33,509        985,165
V Intel Corp.                                             668,019     12,658,960
Intersil Corp. Class A                                     30,246        703,220
Lam Research Corp. (b)                                     34,244      1,596,455
LSI Logic Corp. (b)                                        15,582        139,459
Micrel, Inc. (b)                                            2,562         25,646
Micron Technology, Inc. (b)                               107,276      1,615,577
National Semiconductor Corp.                               83,934      2,001,826
Novellus Systems, Inc. (b)                                 27,222        672,383
NVIDIA Corp. (b)                                           81,945      1,744,609
Silicon Laboratories, Inc. (b)                              7,462        262,289
Texas Instruments, Inc.                                   198,585      6,015,140
                                                                    ------------
                                                                      30,946,564
                                                                    ------------
SOFTWARE (3.6%)
Advent Software, Inc. (b)                                     646         23,301
BMC Software, Inc. (b)                                     52,907      1,264,477
CA, Inc. (a)                                              112,905      2,320,198
Citrix Systems, Inc. (b)                                   44,100      1,770,174
Compuware Corp. (b)                                        93,572        626,932
Fair Isaac Corp. (a)                                       16,100        584,591
Intuit, Inc. (b)                                           43,505      2,627,267
McAfee, Inc. (b)                                           34,179        829,524
V Microsoft Corp.                                         950,715     22,151,660
Novell, Inc. (a)(b)                                        31,008        205,583
Oracle Corp. (b)                                            2,694         39,036
Reynolds & Reynolds Co. (The) Class A                       6,172        189,295
Sybase, Inc. (b)                                            7,481        145,131
Symantec Corp. (b)                                         42,825        665,501
Synopsys, Inc. (b)                                          5,922        111,156
Transaction Systems
  Architects, Inc. (b)                                      3,040        126,738
                                                                    ------------
                                                                      33,680,564
                                                                    ------------
SPECIALTY RETAIL (2.1%)
Aeropostale, Inc. (b)                                       4,450        128,561
American Eagle Outfitters, Inc. (a)                        32,549      1,107,968
AnnTaylor Stores Corp. (b)                                 17,996        780,666
AutoNation, Inc. (b)                                       30,252        648,603
AutoZone, Inc. (b)                                         11,359      1,001,864
Barnes & Noble, Inc.                                       13,011        474,902

 66   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                           SHARES          VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
SPECIALTY RETAIL (CONTINUED)
Best Buy Co., Inc.                                         43,351   $  2,377,369
Circuit City Stores, Inc.                                  38,059      1,035,966
Claire's Stores, Inc.                                      24,501        625,021
Gap, Inc. (The)                                           140,814      2,450,164
Home Depot, Inc. (The)                                     31,152      1,114,930
Limited Brands, Inc.                                       42,632      1,090,953
Michaels Stores, Inc.                                      10,940        451,166
Office Depot, Inc. (b)                                     73,857      2,806,566
OfficeMax, Inc.                                             5,814        236,921
Payless ShoeSource, Inc. (a)(b)                            16,876        458,521
PetSmart, Inc.                                             11,743        300,621
RadioShack Corp. (a)                                       11,214        156,996
Rent-A-Center, Inc. (a)(b)                                 17,215        427,965
Ross Stores, Inc.                                          11,687        327,820
Sherwin-Williams Co. (The)                                 23,039      1,093,892
TJX Cos., Inc. (The)                                       15,705        359,016
                                                                    ------------
                                                                      19,456,451
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Jones Apparel Group, Inc.                                  28,323        900,388
Liz Claiborne, Inc.                                        13,175        488,266
Timberland Co. Class A (b)                                  6,854        178,889
                                                                    ------------
                                                                       1,567,543
                                                                    ------------
THRIFTS & MORTGAGE FINANCE (1.4%)
Fannie Mae                                                192,008      9,235,585
MGIC Investment Corp.                                       7,141        464,165
PMI Group, Inc. (The)                                       7,333        326,905
Radian Group, Inc.                                         20,483      1,265,440
Washington Mutual, Inc.                                    34,785      1,585,500
                                                                    ------------
                                                                      12,877,595
                                                                    ------------
TOBACCO (1.0%)
Altria Group, Inc. (a)                                     83,454      6,128,027
Reynolds American, Inc. (a)                                21,073      2,429,717
UST, Inc. (a)                                              19,986        903,167
                                                                    ------------
                                                                       9,460,911
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.                                                1,935         77,961
MSC Industrial Direct Co., Inc. Class A                     8,878        422,326
United Rentals, Inc. (a)(b)                                 8,579        274,356
                                                                    ------------
                                                                         774,643
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES (0.0%)++
Sprint Nextel Corp.                                           626         12,514
                                                                    ------------
Total Common Stocks
  (Cost $865,813,626)                                                914,477,976
                                                                    ------------


                                                           SHARES          VALUE
INVESTMENT COMPANY (1.3%)
--------------------------------------------------------------------------------
S&P 500 Index--SPDR Trust Series 1 (a)(c)                  95,553   $ 12,145,742
                                                                    ------------
Total Investment Company
  (Cost $12,138,416)                                                  12,145,742
                                                                    ------------
                                                        PRINCIPAL
                                                           AMOUNT
SHORT-TERM INVESTMENTS (6.7%)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (2.1%)
Barton Capital LLC
  5.272%, due 7/21/06 (d)                           $     886,764        886,764
Clipper Receivables Corp.
  5.094%, due 7/5/06 (d)                                  886,764        886,764
Compass Securitization Corp.
  5.331%, due 7/24/06 (d)                               1,312,488      1,312,488
Fairway Finance Corp.
  5.268%, due 7/6/06 (d)                                1,330,146      1,330,146
Falcon Asset Securitization Corp.
  5.099%, due 7/6/06 (d)                                1,330,146      1,330,146
Grampian Funding LLC
  5.266%, due 7/13/06 (d)                               1,330,146      1,330,146
Kitty Hawk Funding Corp.
  5.161%, due 7/10/06 (d)                               1,330,146      1,330,146
Liberty Street Funding Corp.
  5.082%, due 7/3/06 (d)                                1,330,146      1,330,146
  5.239%, due 7/24/06 (d)                               2,216,910      2,216,910
Ranger Funding LLC
  5.265%, due 8/1/06 (d)                                1,300,516      1,300,516
Sheffield Receivables Corp.
  5.252%, due 7/18/06 (d)                               1,330,146      1,330,146
  5.31%, due 7/11/06 (d)                                1,330,146      1,330,146
Silver Tower U.S. Funding
  5.335%, due 7/31/06 (d)                               1,507,499      1,507,499
Yorktown Capital LLC
  5.272%, due 7/20/06 (d)                               1,764,660      1,764,660
                                                                    ------------
Total Commercial Paper
  (Cost $19,186,623)                                                  19,186,623
                                                                    ------------

                                                           SHARES
INVESTMENT COMPANY (0.8%)
BGI Institutional Money
  Market Fund (d)                                       8,012,736      8,012,736
                                                                    ------------
Total Investment Company
  (Cost $8,012,736)                                                    8,012,736
                                                                    ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.2%)
Morgan Stanley & Co.
  5.42%, dated 6/30/06
  due 7/3/06
  Proceeds at Maturity $1,685,612
  (Collateralized by various bonds
  with a Principal Amount of
  $1,982,020 and a Market Value
  of $1,734,930) (d)                                $   1,684,852   $  1,684,852
                                                                    ------------
Total Repurchase Agreement
  (Cost $1,684,852)                                                    1,684,852
                                                                    ------------
TIME DEPOSITS (3.6%)
Bank of America Corp.
  5.27%, due 7/25/06 (d)(e)                             3,547,056      3,547,056
Calyon
  5.265%, due 8/2/06 (d)                                3,103,674      3,103,674
Credit Suisse First Boston Corp.
  5.305%, due 7/27/06 (d)                               3,103,674      3,103,674
Fortis Bank
  5.26%, due 7/7/06 (d)                                 3,103,674      3,103,674
Skandinaviska Enskilda Banken AB
  5.08%, due 7/5/06 (d)                                 3,990,438      3,990,438
Societe Generale North America, Inc.
  5.313%, due 7/3/06 (d)                                7,862,993      7,862,993
Toronto Dominion Bank
  5.30%, due 7/26/06 (d)                                3,547,056      3,547,056
UBS AG
  5.10%, due 7/7/06 (d)                                 1,773,528      1,773,528

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
TIME DEPOSITS (CONTINUED)
Wells Fargo Bank N.A.
  5.22%, due 7/6/06 (d)                                 3,103,674   $  3,103,674
                                                                    ------------
Total Time Deposits
  (Cost $33,135,767)                                                  33,135,767
                                                                    ------------
Total Short-Term Investments
  (Cost $62,019,978)                                                  62,019,978
                                                                    ------------
Total Investments
  (Cost $939,972,020) (f)                                   106.4%   988,643,696(g)
Liabilities in Excess of
  Cash and Other Assets                                      (6.4)   (59,747,106)
                                                    -------------   ------------
Net Assets                                                  100.0%  $928,896,590
                                                    =============   ============

 ++  Less than one tenth of a percent.
(a) Represents security, or a portion thereof, which is out on loan.
(b)  Non-income producing security.
(c) Exchange Traded Fund--represents a basket of securities that are traded on an exchange.
(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)  Floating rate. Rate shown is the rate in effect at June
     30, 2006.
(f) The cost for federal income tax purposes is $946,099,946.
(g)  At June 30, 2006 net unrealized appreciation was
     $42,543,750, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $87,418,679 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $44,874,929.

 68   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 UNAUDITED

ASSETS:
Investment in securities, at value (identified
  cost
  $939,972,020) including $59,870,196 market
  value of securities loaned                    $988,643,696
Cash                                               1,193,793
Receivables:
  Investment securities sold                       2,754,772
  Dividends and interest                           1,322,184
  Fund shares sold                                   599,975
Other assets                                          33,139
                                                -------------
    Total assets                                 994,547,559
                                                -------------

LIABILITIES:
Securities lending collateral                     62,019,978
Payables:
  Investment securities purchased                  2,735,579
  Fund shares redeemed                               368,008
  Adviser                                            188,608
  Administrator                                      150,886
  Shareholder communication                          138,773
  Custodian                                           18,900
  NYLIFE Distributors                                 10,790
Accrued expenses                                      19,447
                                                -------------
    Total liabilities                             65,650,969
                                                -------------
Net assets                                      $928,896,590
                                                =============

NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized:
  Initial Class                                 $    392,904
  Service Class                                       24,292
Additional paid-in capital                       807,297,958
Accumulated undistributed net investment
  income                                          11,501,109
Accumulated undistributed net realized gain on
  investments                                     61,008,651
Net unrealized appreciation on investments        48,671,676
                                                -------------
Net assets                                      $928,896,590
                                                =============
INITIAL CLASS
Net assets applicable to outstanding shares     $875,013,415
                                                =============
Shares of capital stock outstanding               39,290,380
                                                =============
Net asset value per share outstanding           $      22.27
                                                =============
SERVICE CLASS
Net assets applicable to outstanding shares     $ 53,883,175
                                                =============
Shares of capital stock outstanding                2,429,233
                                                =============
Net asset value per share outstanding           $      22.18
                                                =============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                      $ 8,371,066
  Income from securities loaned--net                  41,154
  Interest                                            29,739
                                                 ------------
    Total income                                   8,441,959
                                                 ------------
EXPENSES:
  Advisory                                         1,155,847
  Administration                                     924,678
  Shareholder communication                           90,853
  Professional                                        67,378
  Distribution and service--Service Class             63,957
  Custodian                                           33,588
  Directors                                           22,900
  Miscellaneous                                       16,903
                                                 ------------
    Total expenses                                 2,376,104
                                                 ------------
Net investment income                              6,065,855
                                                 ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                  45,251,208
Net change in unrealized appreciation on
  investments                                    (24,040,582)
                                                 ------------
Net realized and unrealized gain on investments   21,210,626
                                                 ------------
Net increase in net assets resulting from
  operations                                     $27,276,481
                                                 ============

 70   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2006 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2005

                                             2006            2005
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income               $  6,065,855   $  14,331,992
 Net realized gain on investments      45,251,208      51,120,445
 Net change in unrealized
  appreciation on investments         (24,040,582)      1,069,341
                                     ----------------------------
 Net increase in net assets
  resulting from operations            27,276,481      66,521,778
                                     ----------------------------

Dividends and distributions to shareholders:
 From net investment income:
   Initial Class                               --      (8,478,545)
   Service Class                               --        (384,818)
 From net realized gain on investments:
   Initial Class                               --     (10,179,883)
   Service Class                               --        (557,684)
                                     ----------------------------
 Total dividends and distribution
  to shareholders                              --     (19,600,930)
                                     ----------------------------

Capital share transactions:

Net proceeds from sale of shares:
   Initial Class                       55,727,873       9,627,760
   Service Class                        7,401,597      13,817,383
 Net asset value of shares issued
  to shareholders in reinvestment of
  dividends and distributions:
   Initial Class                               --      18,658,428
   Service Class                               --         942,502
                                     ----------------------------
                                       63,129,470      43,046,073
 Cost of shares redeemed:
   Initial Class                      (69,771,243)   (133,600,382)
   Service Class                       (2,157,681)     (2,619,383)
                                     ----------------------------
                                      (71,928,924)   (136,219,765)
   Decrease in net assets derived
    from capital share transactions    (8,799,454)    (93,173,692)
                                     ----------------------------
   Net increase (decrease) in net
    assets                             18,477,027     (46,252,844)

NET ASSETS:
Beginning of period                   910,419,563     956,672,407
                                     ----------------------------
End of period                        $928,896,590   $ 910,419,563
                                     ============================
Accumulated undistributed net
 investment income at end of period  $ 11,501,109   $   5,435,254
                                     ============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                                              INITIAL CLASS
                                            ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED
                                             JUNE 30,                            YEAR ENDED DECEMBER 31,
                                              2006*           2005          2004          2003          2002           2001
Net asset value at beginning of period       $  21.62       $  20.52      $  18.75      $  14.98      $  19.99      $    24.28
                                            ----------      --------      --------      --------      --------      ----------
Net investment income                            0.15(b)        0.33(b)       0.28(e)       0.17(b)       0.16            0.14
Net realized and unrealized gain (loss) on
  investments                                    0.50           1.25          1.77          3.78         (5.01)          (4.29)
                                            ----------      --------      --------      --------      --------      ----------
Total from investment operations                 0.65           1.58          2.05          3.95         (4.85)          (4.15)
                                            ----------      --------      --------      --------      --------      ----------
Less dividends and distributions:
  From net investment income                       --          (0.22)        (0.28)        (0.18)        (0.16)          (0.14)
  From net realized gain on investments            --          (0.26)           --            --            --              --
                                            ----------      --------      --------      --------      --------      ----------
Total dividends and distributions                  --          (0.48)        (0.28)        (0.18)        (0.16)          (0.14)
                                            ----------      --------      --------      --------      --------      ----------
Net asset value at end of period             $  22.27       $  21.62      $  20.52      $  18.75      $  14.98      $    19.99
                                            ==========      ========      ========      ========      ========      ==========
Total investment return                          3.00%(c)       7.70%(f)     10.90%        26.37%       (24.25%)        (17.09%)
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income                          1.33%+         1.58%         1.44%(e)      1.05%         0.89%           0.66%
  Net expenses                                   0.50%+         0.30%         0.53%         0.52%         0.51%           0.50%
  Expenses (before reimbursement)                0.50%+         0.50%         0.53%         0.52%         0.51%           0.50%
Portfolio turnover rate                            44%            83%          151%           72%          120%             93%
Net assets at end of period (in 000's)       $875,013       $863,109      $923,660      $864,373      $731,686      $1,059,832

(a)  Commencement of operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Total return is not annualized.
(d)  Represents income earned for the year by the Initial Class share less service fee of
     0.25%.
(e)  Included in net investment income per share and the ratio of net investment income to average net assets are $0.03 per share and 0.27%, respectively, resulting from a special one-time dividend from Microsoft Corp. that paid $3.00 per share.
(f)  Includes nonrecurring reimbursements from affiliates for printing and mailing costs. If these nonrecurring reimbursements had not been made, the total return would have been
     7.49% and 7.22% for the Initial Class and Service Class, respectively, for the year ended
     December 31, 2005.
+    Annualized.
*    Unaudited.

 72   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                        SERVICE CLASS
--------------------------------------------------------------
                                                    JUNE 5,
    SIX MONTHS                                      2003 (A)
      ENDED                                         THROUGH
     JUNE 30,       YEAR ENDED DECEMBER 31,       DECEMBER 31,
      2006*           2005           2004             2003
     $ 21.56         $ 20.49        $ 18.74         $ 16.45
    ----------      ---------      ---------      ------------
        0.12(b)         0.28(b)        0.24(e)         0.07(b)
        0.50            1.23           1.75            2.38
    ----------      ---------      ---------      ------------
        0.62            1.51           1.99            2.45
    ----------      ---------      ---------      ------------
          --           (0.18)         (0.24)          (0.16)
          --           (0.26)            --              --
    ----------      ---------      ---------      ------------
          --           (0.44)         (0.24)          (0.16)
    ----------      ---------      ---------      ------------
     $ 22.18         $ 21.56        $ 20.49         $ 18.74
    ==========      =========      =========      ============
        2.87%(c)        7.39%(f)      10.62%          14.93%(c)
        1.08%+          1.33%          1.19%(e)        0.80%+(d)
        0.75%+          0.55%          0.78%           0.77%+
        0.75%+          0.75%          0.78%           0.77%+
          44%             83%           151%             72%
     $53,883         $47,311        $33,013         $10,146

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1 -- ORGANIZATION AND BUSINESS:

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company and is comprised of nineteen Portfolios. These financial statements relate solely to the Cash Management Portfolio, which commenced operations on January 29, 1993, and Bond and Common Stock Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") and are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, New York Life Insurance and Annuity Corporation's MFA Separate Account-I, MFA Separate Account-II and VLI Separate Account (collectively "Separate Accounts"). The MFA Separate Accounts are used to fund multi-funded retirement annuity contracts and the VLI Separate Account is used to fund variable life insurance policies issued by NYLIAC.

On May 13, 2003, the Fund's Board of Directors adopted a Multiple Class Plan under which the existing shares of each of the Fund's Portfolios, except the Cash Management Portfolio, were re-classified as Initial Class shares, and a second class of shares, the Service Class, was established. The classes differ in that, pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, Service Class shares pay a combined distribution and service fee of 0.25% of average daily net assets to the Distributor of its shares. Contract owners of variable annuity contracts purchased after June 2, 2003 are permitted to invest only in the Service Class shares. The Bond and Common Stock Portfolios Service Class commenced operations on June 4, 2003 and June 5, 2003, respectively.

The investment objectives for each of the Portfolios of the Fund are as follows:

BOND: to seek the highest income over the long term consistent with preservation of principal.

CASH MANAGEMENT: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

COMMON STOCK: to seek long-term growth of capital, with income as a secondary consideration.

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic developments in a specific industry or region.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles and follows the significant accounting policies described below:

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Administrator, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Administrator to be representative of market values, at the regular close of trading of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Investments in underlying portfolios are valued at their net asset value at the close of business each day. Loans are valued at the average of bid quotations obtained from a pricing service. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Investments in money market funds are valued daily at their NAV. Portfolio securities of the Cash Management Portfolio are valued at their amortized cost. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to: trading for a security has been halted or suspended; a security has been de-listed from a national exchange; or trading on a security's primary market is temporarily closed at a time when under normal conditions it would be open.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Each Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for all Portfolios are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

 74   MainStay VP Series Fund, Inc.

For Real Estate Investment Trusts ("REITs"), dividend income is recorded at management's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Investment income and realized and unrealized gains and losses on investments of each Portfolio are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(C) REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements to earn income. The Portfolios may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Portfolios' Board of Directors. During the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Portfolio to the seller secured by the securities transferred to the Portfolio. The Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The Fund's policy is that the underlying collateral is valued daily on a mark-to-market basis to evaluate whether the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. The Portfolio may incur a loss if the value of the security should decline as well as disposition cost in liquidating the security. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(D) MORTGAGE DOLLAR ROLLS. Certain Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") from its portfolio to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolios have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. During the roll period, the Portfolios forego principal and interest on the securities. The Portfolios are compensated by the difference between the current sales price and the forward price for the future purpose as well as by the earnings on the cash proceeds of the initial sale. MDRs may be renewed without physical delivery of the securities subject to the contract. The Portfolios maintain liquid assets from the respective portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

(E) SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans would be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolio would receive compensation for lending their securities in the form of fees or they would retain a portion of interest on the investment of any cash received as collateral. The Portfolios would also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Portfolios. (See Note 5 on page 77.)

(F) FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income or excise tax provision is required.

Investment income received by the Portfolio from foreign sources may be subject to foreign income taxes. These foreign income taxes are withheld at the source.

(G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For the Cash Management Portfolio dividends are declared daily and paid monthly and capital gain distributions, if any, are declared and paid annually. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once per year. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent

                                                    www.mainstayfunds.com     75
these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

(H) EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except where direct allocations of expense can be made. Expenses (other than expenses incurred under the Distribution and Service Plan, which are charged directly to the Service Class) are allocated to separate classes of shares based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown on each Portfolio's Statement of Operations.

(I) USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(J) INDEMNIFICATIONS. In the normal course of business the Portfolios enter into contracts with third party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Portfolios.

NOTE 3 -- FEES AND RELATED PARTY TRANSACTIONS:

(A) INVESTMENT ADVISORY, SUBADVISORY AND ADMINISTRATION FEES. New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, serves as investment adviser to the Fund under an Investment Advisory Agreement. Bond and Common Stock Portfolios are managed by NYLIM. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as subadvisor to the Cash Management Portfolio, under a Sub-Advisory Agreement with NYLIM.

NYLIM also serves as administrator for the Fund. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and is responsible for the financial and accounting records required to be maintained by the Portfolios. These services are provided by the Portfolios pursuant to separate Administration Agreements. Each of the Portfolios pays NYLIM a monthly fee for administrative services performed and the facilities furnished by NYLIM, at an annual rate of 0.20% of the average daily net assets of each Portfolio.

Investors Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02116 ("IBT") provides sub-administration and sub-accounting services to the Portfolios pursuant to an agreement with NYLIM. These services include calculating daily net asset values of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolio's respective net asset values, and assisting NYLIM in conducting various aspects of the Portfolio's administrative operations. For providing these services to the Portfolios, IBT is compensated by NYLIM.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                  ADVISER   ADMINISTRATOR
Bond Portfolio                      0.25%           0.20%
---------------------------------------------------------
Cash Management Portfolio(a)        0.25%           0.20%
---------------------------------------------------------
Common Stock Portfolio              0.25%           0.20%
---------------------------------------------------------

(a) On assets up to $500 million and 0.20% on assets in excess of $500 million.

Pursuant to the terms of the Subadvisory Agreement between NYLIM and MacKay Shields, NYLIM pays MacKay Shields a monthly fee at an annual rate of average daily net assets of the Cash Management Portfolio of 0.25% on assets up to $500 million and 0.20% on assets in excess of $500 million.

(B) DISTRIBUTOR. NYLIFE Distributors LLC ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life, serves as distributor (the "Distributor") to the Service Class shares of all Portfolios offering such shares, pursuant to a Distribution and Service Agreement.

(C) DISTRIBUTION AND SERVICE FEES. With respect to the Service Class shares of all Portfolios, except the Cash Management Portfolio, the Fund has adopted a Distribution and Service Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Portfolio.

 76   MainStay VP Series Fund, Inc.

(D) NON-INTERESTED DIRECTOR FEES. For six months ended June 30, 2006, Non-Interested Directors were paid an annual retainer of $35,000, $4,000 for each Board meeting attended, $2,000 for each Audit Committee meeting attended and $1,500 for each Valuation, and Nominating and Governance Committee meeting attended, plus reimbursement for travel and out-of-pocket expenses. The Lead Independent Director received an additional retainer of $1,000 per month (January 1, 2006 through June 30, 2006), the Audit Committee Chair receives an additional annual retainer of $12,000, and each member of the Audit Committee received an annual retainer of $3,000.

(E) OTHER. Fees for the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are charged to the Portfolios in proportion to the net assets of the respective Portfolio. For the six months ended June 30, 2006 these fees, which are included in Professional fees shown on the Statement of Operations, are as follows:

Bond Portfolio                                      $ 6,282
-----------------------------------------------------------
Cash Management Portfolio                             4,120
-----------------------------------------------------------
Common Stock Portfolio                               12,224
-----------------------------------------------------------

NOTE 4 -- FEDERAL INCOME TAX:

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the year ended December 31, 2005 represents tax-based distributions of ordinary income and net long-term capital gain, respectively, except for the Portfolios for which the tax components of the distributions are shown below.

                                              2005
                                 ------------------------------
                                     TAX-BASED        TAX-BASED
                                 DISTRIBUTIONS    DISTRIBUTIONS
                                 FROM ORDINARY       FROM LONG-
                                        INCOME       TERM GAINS
Bond Portfolio                    $14,962,664*              $--
---------------------------------------------------------------
Cash Management Portfolio           8,844,731*               --
---------------------------------------------------------------

* The tax-based distributions from ordinary income are not different between book and tax for 2005.

At December 31, 2005, for federal income tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Bond Portfolio through the years indicated. To the extent that the loss carryforwards are used to offset future capital gains, it is probably that the capital gains so offset will hot be distributed to shareholders. Additionally, as shown in the table below, the Bond Portfolio intends to elect, to the extent provided by regulations, to treat certain qualifying capital losses that arose after October 31, 2005 as if they arose on January 1, 2006.

                          CAPITAL LOSS               CAPITAL LOSS
                             AVAILABLE     AMOUNT        DEFERRED
                               THROUGH    (000'S)         (000'S)
Bond Portfolio                    2013    $1,692
-----------------------------------------------------------------
                                          $1,692              $--
-----------------------------------------------------------------

The Common Stock Portfolio utilized $19,970,485 of capital loss carryforwards during the year ended December 31, 2005.

NOTE 5 -- PORTFOLIO SECURITIES LOANED:

As of June 30, 2006, the following Portfolios had securities on loan and received collateral as follows:

                                       MARKET
                                     VALUE OF
                                   SECURITIES           CASH
PORTFOLIO                             ON LOAN     COLLATERAL

Bond Portfolio                    $51,245,560    $52,591,360
------------------------------------------------------------
Common Stock                       59,870,196     62,019,978
------------------------------------------------------------

The cash collateral received for securities on loan was used to purchase highly liquid short-term investments in accordance with the securities lending procedures of the Portfolios. Securities purchased with collateral received are valued at amortized cost which approximates market value.

NOTE 6 -- LINE OF CREDIT:

Bond and Common Stock Portfolios, along with the other Portfolios of the Fund, maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholders redemption requests. These Portfolios pay a commitment fee, at an annual rate of 0.070% of the average commitment amount, regardless of usage, to the Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings made or outstanding on this line of credit during the six months ended June 30, 2006.

NOTE 7 -- OTHER MATTERS:

NYLIM and mutual funds that NYLIM advises have received requests for information from various government authorities and regulatory bodies regarding market timing, late trading, operations, fees, expenses, and other matters. NYLIM and the funds it advises have cooperated fully and completed responding to these requests. To date, substantially all of the costs associated with these and other regulatory matters have been borne by NYLIM. Except as described below, neither NYLIM nor the funds advised by it have any reason to believe that they have been targeted

                                                    www.mainstayfunds.com     77
as the subject of any governmental or regulatory enforcement action.

In a separate matter, the Securities and Exchange Commission has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that fund, as well as the related guarantee disclosure to fund shareholders. Discussions have been held with the Securities and Exchange Commission concerning a possible resolution of this matter. These discussions are continuing, but there can be no assurance at this time as to the outcome of these efforts.

The MainStay Equity Index Fund is not a portfolio of the MainStay VP Series Fund, Inc.

NOTE 8 -- PURCHASES AND SALES OF SECURITIES (IN 000'S):
During the six months ended June 30, 2006, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:

                                                                      BOND                 COMMON STOCK
                                                                    PORTFOLIO                PORTFOLIO
                                                              ---------------------    ---------------------
                                                              PURCHASES     SALES      PURCHASES     SALES

U.S. Government Securities                                    $309,077     $307,016    $     --     $     --
------------------------------------------------------------------------------------------------------------
All others                                                     133,953      132,227     409,230      439,375
------------------------------------------------------------------------------------------------------------
Total                                                         $443,030     $439,243    $409,230     $439,375
------------------------------------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARE TRANSACTIONS (IN 000'S):

Transactions in capital shares for six months ended June 30, 2006 and the year ended December 31, 2005 were as follows:

                                    BOND PORTFOLIO                  CASH MANAGEMENT PORTFOLIO
                        --------------------------------------   -------------------------------
                        INITIAL   SERVICE   INITIAL    SERVICE       INITIAL          INITIAL
                         CLASS     CLASS     CLASS      CLASS         CLASS            CLASS
                        --------------------------------------   -------------------------------
                        SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED    YEAR ENDED
                            JUNE 30,           DECEMBER 31,          JUNE 30,       DECEMBER 31,
                              2006*                2005               2006*             2005

Shares Sold              3,852      840         937     2,437         300,938          258,844
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             --       --         926       210           6,917            8,814
------------------------------------------------------------------------------------------------
                         3,852      840       1,863     2,647         307,855          267,658
------------------------------------------------------------------------------------------------
Share redeemed          (3,767)    (395)     (4,807)     (405)       (259,369)        (269,424)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                85      445      (2,944)    2,242          48,486           (1,766)
------------------------------------------------------------------------------------------------


                               COMMON STOCK PORTFOLIO
                        -------------------------------------
                        INITIAL   SERVICE   INITIAL   SERVICE
                         CLASS     CLASS     CLASS     CLASS
                        -------------------------------------
                        SIX MONTHS ENDED       YEAR ENDED
                            JUNE 30,          DECEMBER 31,
                              2006*               2005
Shares Sold              2,491      331        464      666
---------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             --       --        859       44
------------------------------------------------------------------------------
                         2,491      331      1,323      710
---------------------------------------------------------------------------------------
Share redeemed          (3,118)     (96)    (6,424)    (127)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)              (627)     235     (5,101)     583
------------------------------------------------------------------------------------------------

* Unaudited.

 78   MainStay VP Series Fund, Inc.

NOTE 10--CONTRACTUAL OBLIGATIONS:

The Fund has a variety of indemnification obligation under contracts with its service providers. The Fund's Maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

NOTE 11--SUBSEQUENT EVENT:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

                                                    www.mainstayfunds.com     79

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that New York Life Investment Management LLC (NYLIM) uses to vote proxies related to the Portfolios' securities is available without charge, upon request, (i) by calling 1-800-598-2019 and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Portfolios are required to file with the SEC its proxy voting records for each Portfolio for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Portfolio proxy voting record is available free of charge upon request by calling 1-800-598-2019 or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE (UNAUDITED)

Each Portfolio is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Portfolio's Forms N-Q will be available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-598-2019. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

 80   MainStay VP Series Fund, Inc.

SPECIAL MEETING OF SHAREHOLDERS

Pursuant to notice, a special meeting of the shareholders of MainStay VP Series Fund, Inc. (the "Fund") was held on March 15, 2006 at the Parsippany, New Jersey offices of New York Life Investment Management LLC. The purpose of the meeting was to present the following proposals for shareholder consideration:

1. To elect the following individuals to the Board of Directors of the Fund;

  - Jill Feinberg

  - Daniel Herrick

  - Richard H. Nolan

  - Raymond Stickel, Jr.

  - Roman L. Weil

  - John A. Weisser

  - Anne F. Pollack (Interested Director)

  - Robert D. Rock (Interested Director)

  - Gary E. Wendlandt (Interested Director)

2. To grant the Fund the approval to enter into and materially amend agreements with Subadvisors on behalf of one or more of the Portfolios without obtaining shareholder approval;

3. To approve the amendment, elimination or reclassification as non-fundamental of certain of the Portfolios' fundamental investment restrictions; and

No other business came before the special meeting.

Each of the proposals listed above was passed by the shareholders of the Fund as shown on the following pages.

                                                    www.mainstayfunds.com     81

BOND PORTFOLIO

                                                                                    VOTES            VOTES
PROPOSAL #1-- ELECTION OF DIRECTORS                                VOTES FOR      AGAINST         WITHHELD               TOTAL
a.   Jill Feinberg                                            34,701,028.776            0      853,486.203      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
b.   Daniel Herrick                                           34,707,572.051            0      846,942.928      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
c.   Richard H. Nolan                                         34,810,762.951            0      743,752.028      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
d.   Raymond Stickel, Jr.                                     34,811,320.375            0      743,194.604      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
e.   Roman L. Weil                                            34,830,223.502            0      724,291.477      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
f.   John A. Weisser                                          34,825,626.339            0      728,888.640      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
g.   Anne F. Pollack                                          34,809,572.800            0      744,942.179      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
h.   Robert D. Rock                                           34,813,589.109            0      740,925.870      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
i.   Gary E Wendlandt                                         34,830,223.502            0      724,291.477      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------

PROPOSAL #2-- APPROVAL TO ENTER INTO                                                 VOTES           VOTES
AND MATERIALLY AMEND AGREEMENTS                                 VOTES FOR          AGAINST        WITHHELD               TOTAL
                                                           35,145,106.696      319,894.850      89,513.433      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------

PROPOSAL #3-- AMENDMENT TO CERTAIN                                                  VOTES            VOTES
FUNDAMENTAL INVESTMENT RESTRICTIONS                            VOTES FOR          AGAINST         WITHHELD               TOTAL
a.   Borrowing                                            35,081,797.863      341,304.571      131,412.545      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
b.   Senior Securities                                    35,134,427.790      267,215.610      152,871.579      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
c.   Underwriting Securities                              35,137,213.593      285,888.841      131,412.545      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
d.   Real Estate                                          35,143,063.413      280,039.021      131,412.545      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
e.   Commodities                                          35,119,290.740      303,811.694      131,412.545      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
f.   Making Loans                                         35,108,690.019      314,412.415      131,412.545      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
g.   Concentration of Investments                         35,111,705.788      289,937.612      152,871.579      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
h.   Diversification                                      35,089,050.558      312,592.842      152,871.579      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
j.   Investments for Control                              35,153,720.488      268,620.724      132,173.767      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
k.   Writing and Selling Options                          35,131,637.472      290,703.740      132,173.767      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------
l.   Margin Activities and Short Selling                  35,052,237.911      370,864.523      131,412.545      35,554,514.979
------------------------------------------------------------------------------------------------------------------------------

 82   MainStay VP Series Fund, Inc.

CASH MANAGEMENT PORTFOLIO

                                                                                VOTES               VOTES
PROPOSAL #1-- ELECTION OF DIRECTORS                            VOTES FOR      AGAINST            WITHHELD                TOTAL
a.   Jill Feinberg                                       299,527,370.483            0      12,737,031.378      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
b.   Daniel Herrick                                      299,685,904.622            0      12,578,497.239      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
c.   Richard H. Nolan                                    303,307,910.318            0       8,956,491.543      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
d.   Raymond Stickel, Jr.                                303,256,560.623            0       9,007,841.238      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
e.   Roman L. Weil                                       303,089,162.547            0       9,175,239.314      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
f.   John A. Weisser                                     302,976,164.053            0       9,288,237.808      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
g.   Anne F. Pollack                                     303,307,910.318            0       8,956,491.543      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
h.   Robert D. Rock                                      303,020,234.865            0       9,244,166.996      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
i.   Gary E Wendlandt                                    303,188,133.813            0       9,076,268.048      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------

PROPOSAL #2-- APPROVAL TO ENTER INTO                                             VOTES              VOTES
AND MATERIALLY AMEND AGREEMENTS                          VOTES FOR             AGAINST           WITHHELD                TOTAL
                                                   294,200,207.862      16,170,835.319      1,893,358.680      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------

PROPOSAL #3-- AMENDMENT TO CERTAIN                                               VOTES              VOTES
FUNDAMENTAL INVESTMENT RESTRICTIONS                      VOTES FOR             AGAINST           WITHHELD                TOTAL
a.   Borrowing                                     295,401,027.801      11,754,764.356      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
b.   Senior Securities                             295,918,917.063      11,195,475.080      5,150,009.718      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
c.   Underwriting Securities                       295,961,855.291      11,193,936.866      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
d.   Real Estate                                   295,784,332.042      11,371,460.115      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
e.   Commodities                                   295,498,194.802      11,657,597.355      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
f.   Making Loans                                  295,257,467.365      11,898,324.792      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
g.   Concentration of Investments                  295,906,953.901      11,248,838.256      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
h.   Diversification                               296,030,782.974      11,125,009.183      5,108,609.704      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
     Pledging, Mortgaging and Hypothecating
i.   Portfolio Assets                              295,948,683.979      11,172,710.381      5,143,007.501      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------
l.   Interests in Oil, Gas, Etc.                   296,234,192.006      10,887,202.354      5,143,007.501      312,264,401.861
------------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     83

COMMON STOCK PORTFOLIO

                                                                                  VOTES              VOTES
PROPOSAL #1-- ELECTION OF DIRECTORS                              VOTES FOR      AGAINST           WITHHELD               TOTAL
a.   Jill Feinberg                                          40,908,473.607            0      1,052,739.144      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
b.   Daniel Herrick                                         40,854,755.995            0      1,106,456.756      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
c.   Richard H. Nolan                                       40,906,151.767            0      1,055,060.984      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
d.   Raymond Stickel, Jr.                                   40,933,117.553            0      1,028,095.198      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
e.   Roman L. Weil                                          40,908,372.313            0      1,052,840.438      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
f.   John A. Weisser                                        40,888,481.103            0      1,072,731.648      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
g.   Anne F. Pollack                                        40,891,477.344            0      1,069,735.407      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
h.   Robert D. Rock                                         40,854,922.749            0      1,106,290.002      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
h.   Gary E Wendlandt                                       40,865,391.233            0      1,095,821.518      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------

PROPOSAL #2-- APPROVAL TO ENTER INTO                                                VOTES            VOTES
AND MATERIALLY AMEND AGREEMENTS                                VOTES FOR          AGAINST         WITHHELD               TOTAL
                                                          40,758,110.595      856,844.439      346,257.717      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------

PROPOSAL #3-- AMENDMENT TO CERTAIN                                                  VOTES            VOTES
FUNDAMENTAL INVESTMENT RESTRICTIONS                            VOTES FOR          AGAINST         WITHHELD               TOTAL
a.   Borrowing                                            40,864,143.726      720,692.095      376,376.930      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
b.   Senior Securities                                    40,952,986.985      617,386.317      390,839.449      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
c.   Underwriting Securities                              40,953,414.612      613,781.135      394,017.004      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
d.   Real Estate                                          40,885,221.011      681,974.736      394,017.004      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
e.   Commodities                                          40,861,875.261      744,442.099      354,895.391      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
f.   Making Loans                                         40,840,286.720      758,989.213      361,936.818      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
g.   Concentration of Investments                         40,953,998.586      628,171.859      379,042.306      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
h.   Diversification                                      41,037,302.881      551,908.991      372,000.879      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
j.   Investments for Control                              41,019,532.014      566,949.316      374,731.421      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
k.   Writing and Selling Options                          40,966,252.435      599,533.121      395,427.195      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------
l.   Margin Activities and Short Selling                  40,929,090.620      672,646.506      359,475.625      41,961,212.751
------------------------------------------------------------------------------------------------------------------------------

 84   MainStay VP Series Fund, Inc.

DIRECTORS AND OFFICERS (UNAUDITED)

The following are the Directors and Officers of MainStay VP Series Fund, Inc., together with a brief description of their principal occupations during the past five years.

Each Director serves until his or her successor is elected and qualified or until his or her resignation, death, or removal. Officers serve a term of one year and are elected annually by the Directors.

The business address of each Director and Officer is 51 Madison Avenue, New York, New York 10010.

                          POSITION(S) HELD WITH                                               NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                      IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF SERVICE             DURING PAST FIVE YEARS                       OVERSEEN BY DIRECTOR  HELD BY DIRECTOR
        ----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
        GARY E.           Chairman since 2002,   Chairman and Manager, New York Life                   62           Chairman and
        WENDLANDT         Chief Executive        Investment Management LLC (including                               Trustee, The
        10/8/50           Officer (2002 to June  predecessor advisory organizations) and New                        MainStay Funds
                          2006), and Director    York Life Investment Management Holdings
                          since 2001             LLC; Chief Executive Officer, New York Life
                                                 Investment Management LLC and New York Life
                                                 Investment Management Holdings LLC (2000 to
                                                 June 2006); Senior Executive Vice President
                                                 for Investment and Finance, New York Life
                                                 Insurance Company (since July 2006);
                                                 Executive Vice President, New York Life
                                                 Insurance Company (1999 to June 2006);
                                                 Executive Vice President and Manager,
                                                 NYLIFE LLC; Chairman, McMorgan & Company
                                                 LLC, Madison Capital Funding LLC and NYLCAP
                                                 Manager LLC; Manager, MacKay Shields LLC;
                                                 Executive Vice President, New York Life
                                                 Insurance and Annuity Corporation; Chief
                                                 Executive Officer (2005 to 2006), Eclipse
                                                 Funds (3 portfolios); Eclipse Funds Inc.
                                                 (15 portfolios); Chairman since 2002,
                                                 Trustee since 2000 and Chief Executive
                                                 Officer (2004 to June 2006), The MainStay
                                                 Funds (19 portfolios). Executive Vice
                                                 President and Chief Investment Officer,
                                                 MassMutual Life Insurance Company (1993 to
                                                 1999).
        ----------------------------------------------------------------------------------------------------------------------------
        ANNE F.           President (1990 to     Senior Vice President and Chief Investment            25           New York Life
        POLLACK**         June 2006) and         Officer, New York Life Insurance Company                           International
        11/7/55           Director (1989 to      (2002 to 2006); Senior Vice President (2000                        India Fund
                          June 2006)             to 2006), Chief Investment Officer, and                            (Mauritius) LLC;
                                                 Manager (2001 to 2006), NYLIFE LLC; Senior                         New York Life
                                                 Vice President (1997 to 2006) and Director                         Capital
                                                 (2001 to 2006), New York Life Insurance and                        Corporation;
                                                 Annuity Corporation; Senior Vice President                         NYLIFE
                                                 and Director (1995 to 2006) and Chief                              Securities Inc.;
                                                 Investment Officer (2001 to 2006), NYLIFE                          Eagle Strategies
                                                 Insurance Company of Arizona; Senior Vice                          Corp.; New York
                                                 President and Manager (2001 to 2006) and                           Life Insurance
                                                 Chief Investment Officer (1998 to 2006),                           and Annuity
                                                 New York Life International, LLC; Director                         Corporation;
                                                 (2001 to 2006), NYLIFE Securities Inc.                             NYLIFE Insurance
                                                                                                                    Company of
                                                                                                                    Arizona; NYLI-VB
                                                                                                                    Asset Management
                                                                                                                    Co. (Mauritius)
                                                                                                                    LLC
        ----------------------------------------------------------------------------------------------------------------------------

      * Certain Directors are considered to be interested persons of the Company within the meaning of the Investment Company Act of 1940 because of their affiliation with New York Life Insurance Company, New York Life Insurance and Annuity Corporation, NYLIFE LLC, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, NYLIFE Securities Inc., and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years."

     ** Ms. Pollack tendered her resignation as President and Director of the Fund on June 20, 2006, effective July 1, 2006.

                                                    www.mainstayfunds.com     85

                          POSITION(S) HELD WITH                                               NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                      IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF SERVICE             DURING PAST FIVE YEARS                       OVERSEEN BY DIRECTOR  HELD BY DIRECTOR
        ----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
        ROBERT D. ROCK    Vice President since   Senior Vice President, New York Life                  25           None
        12/16/54          1985 and Director      Insurance Company; Senior Vice President,
                          since 1984             Chief Investment Officer and Director, New
                                                 York Life Insurance and Annuity Corporation
                                                 and NYLIFE Insurance Company of Arizona;
                                                 Senior Vice President, NYLIFE Securities
                                                 Inc.

        ----------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
        JILL FEINBERG     Director since 1995;   President, Jill Feinberg & Company, Inc.              25           Director, New
        4/14/54           Indefinite             (special events and meeting planning firm).                        York Life
                                                                                                                    Settlement
                                                                                                                    Corporation
        ----------------------------------------------------------------------------------------------------------------------------
        DANIEL HERRICK    Director since 1983;   Retired. Treasurer and Executive Officer,             25           None
        12/1/20           Indefinite             National Gallery of Art (1985 to 1995).
        ----------------------------------------------------------------------------------------------------------------------------
        RICHARD H.        Director since 2006;   Managing Director, ICC Capital Management;            25           None
        NOLAN, JR.        Until the age of 75    President--Shields/Alliance, Alliance
        11/16/46                                 Capital Management (1994-2004)
        ----------------------------------------------------------------------------------------------------------------------------
        RAYMOND STICKEL,  Director since 2006;   Retired; Managing Partner of Investment               25           Trustee, AIM
        JR.               Until the age of 75    Management Services for New York, New                              Funds Group
        3/1/44                                   Jersey and Connecticut, Deloitte and
                                                 Touche, LLP (1998-2002)
        ----------------------------------------------------------------------------------------------------------------------------
        ROMAN L. WEIL     Director since 1994;   V. Duane Rath Professor of Accounting,                25           None
        5/22/40           Indefinite; Audit      Graduate School of Business, University of
                          Committee Financial    Chicago; President, Roman L. Weil
                          Expert since August    Associates, Inc. (consulting firm).
                          2003
        ----------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER,  Director since 1997;   Retired. Managing Director of Salomon                 25           None
        JR.               Indefinite; Lead       Brothers, Inc. (1981 to 1995).
        10/22/41          Independent Director
                          since July 2005
        ----------------------------------------------------------------------------------------------------------------------------
                          POSITION(S) HELD WITH
        NAME AND          FUND AND LENGTH
        DATE OF BIRTH     OF TIME SERVED         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
        ----------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT DIRECTORS
        ROBERT A.         Chief Legal Officer    Senior Managing Director, General Counsel and Secretary, New York Life Investment
        ANSELMI           since 2003             Management LLC (including predecessor advisory organizations) and New York Life
        10/19/46                                 Investment Management Holdings LLC; Senior Vice President, New York Life Insurance
                                                 Company; Vice President and Secretary, McMorgan & Company LLC; Secretary, NYLIM
                                                 Service Company LLC; NYLCAP Manager LLC, and Madison Capital Funding LLC; Chief
                                                 Legal Officer, The MainStay Funds, Eclipse Funds, Eclipse Funds Inc. and McMorgan
                                                 Funds; Managing Director and Senior Counsel, Lehman Brothers Inc. (1998 to 1999);
                                                 General Counsel and Managing Director, JP Morgan Investment Management Inc. (1986
                                                 to 1998).
        ----------------------------------------------------------------------------------------------------------------------------
        ARPHIELA          Treasurer and          Acting Treasurer and Principal Financial and Accounting Officer, The MainStay
        ARIZMENDI         Principal Financial    Funds, Eclipse Funds, Eclipse Funds Inc., and McMorgan Funds (since December 2005);
        10/26/56          and Accounting         Director and Manager of Fund Accounting and Administration, New York Life
                          Officer since 2006;    Investment Management LLC (since March 2003); Assistant Treasurer, MainStay VP
                          Acting Treasurer and   Series Fund, The MainStay Funds, Eclipse Funds, Eclipse Funds Inc., and McMorgan
                          Principal Financial    Funds (1992 to December 2005).
                          and Accounting
                          Officer (2005 to
                          March 2006).
        ----------------------------------------------------------------------------------------------------------------------------

 86   MainStay VP Series Fund, Inc.

                          POSITION(S) HELD WITH
        NAME AND          FUND AND LENGTH
        DATE OF BIRTH     OF SERVICE             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
        --------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT DIRECTORS
        CHRISTOPHER O.    President since July   Executive Vice President, New York Life Investment Management LLC and New York
        BLUNT             2006                   Life Investment Management Holdings LLC (since 2004); Manager and Executive Vice
        5/13/62                                  President, NYLIM Product Distribution, NYLIFE Distributors LLC (since January
                                                 2005); Chairman, NYLIM Service Company LLC (since March 2005); Chairman and Class
                                                 C Director, New York Life Trust Company, FSB (since 2004); Chairman, New York
                                                 Life Trust Company (since February 2005); President, Eclipse Funds, Eclipse Funds
                                                 Inc. and The MainStay Funds (since 2005); Chairman and Chief Executive Officer,
                                                 Giving Capital, Inc. (2001 to 2004); Chief Marketing Officer--Americas, Merrill
                                                 Lynch Investment Managers (1999 to 2001); President, Mercury Funds Distributors
                                                 (1999 to 2001).
        --------------------------------------------------------------------------------------------------------------------------
        MICHAEL G. GALLO  Executive Vice         Senior Vice President, New York Life Insurance Company.
        1/1/55            President since
                          February 2005
        --------------------------------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--       Director, New York Life Investment Management LLC (including predecessor advisory
        HARRINGTON        Administration since   organizations); Vice President--Administration, Eclipse Funds, Eclipse Funds
        2/8/59            2005                   Inc., and The MainStay Funds (since June 2005).
        --------------------------------------------------------------------------------------------------------------------------
        ALAN J.           Senior Vice President  Managing Director, Mutual Funds/Administration and Chief Financial Officer of
        KIRSHENBAUM       since July 2006        Retail Investments, New York Life Investment Management LLC (since July 2006);
        6/25/71                                  Senior Vice President, Eclipse Funds, Eclipse Funds, Inc. and The MainStay Funds
                                                 (since June 2006); Chief Financial Officer, Bear Stearns Asset Management (1999
                                                 to May 2006).
        --------------------------------------------------------------------------------------------------------------------------
        ALISON H.         Senior Vice President  Managing Director and Chief Compliance Officer, New York Life Investment
        MICUCCI           and Chief Compliance   Management LLC (June 2003); Vice President--Compliance, The MainStay Funds,
        12/16/65          Officer since 2006;    Eclipse Funds, and Eclipse Funds Inc.; Senior Managing Director--Compliance,
                          Vice President--       NYLIFE Distributors; Deputy Chief Compliance Officer, New York Life Investment
                          Compliance since       Management LLC (September 2002 to June 2003); Vice President and Compliance
                          September 2004 to      Officer, Goldman Sachs Asset Management (November 1999 to August 2002).
                          June 2006
        --------------------------------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since        Managing Director and Associate General Counsel, New York Life Investment
        MORRISON          September 2004         Management LLC (since June 2004); Secretary, The MainStay Funds, Eclipse Funds
        3/26/56                                  and Eclipse Funds Inc.; Managing Director and Secretary, NYLIFE Distributors LLC;
                                                 Chief Legal Officer--Mutual Funds and Vice President and Corporate Counsel, The
                                                 Prudential Insurance Company of America (2000 to June 2004).
        --------------------------------------------------------------------------------------------------------------------------
        BRIAN A. MURDOCK  Chief Executive        Member of the Board of Managers and President (since 2004), and Chief Executive
        3/14/56           Officer since July     Officer (since July 2006), New York Life Investment Management LLC and New York
                          2006                   Life Investment Management Holdings LLC; Senior Vice President, New York Life
                                                 Insurance Company (since 2004); Chairman of the Board and President, NYLIFE
                                                 Distributors LLC (since 2004); Member of the Board of Managers, Madison Capital
                                                 Funding LLC (since 2004); Member of the Board of Managers, NYLCAP Manager LLC
                                                 (since 2004); Chief Executive Officer, Eclipse Funds, Eclipse Funds, Inc. and The
                                                 MainStay Funds (since July 2006); Chief Operating Officer, Merrill Lynch
                                                 Investment Managers (2003 to 2004); Chief Investment Officer, MLIM Europe and
                                                 Asia (2001 to 2003); President of Merrill Japan and Chairman of MLIM's Pacific
                                                 Region (1999 to 2001).
        --------------------------------------------------------------------------------------------------------------------------
        RICHARD W.        Vice President--Tax    Vice President, New York Life Insurance Company; Vice President, New York Life
        ZUCCARO           since 1991             Insurance and Annuity Corporation, NYLIFE Insurance Company of Arizona, NYLIFE
        12/12/49                                 LLC, NYLIFE Securities Inc., and NYLIFE Distributors LLC; Tax Vice President, New
                                                 York Life International, LLC; Vice President--Tax, Eclipse Funds, Eclipse Funds
                                                 Inc., and The MainStay Funds.
        --------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     87

DIRECTORS AND OFFICERS*

GARY E. WENDLANDT
Chairman, Chief Executive Officer and Director

ANNE F. POLLACK
President and Director

JILL FEINBERG
Director

DANIEL HERRICK
Director

RICHARD H. NOLAN, JR.
Director

ROBERT D. ROCK
Director and Vice President

RAYMOND STICKEL, JR.
Director

ROMAN L. WEIL
Director

JOHN A. WEISSER, JR.
Director

ROBERT A. ANSELMI
Chief Legal Officer

ARPHIELA ARIZMENDI
Treasurer and Principal Financial and Accounting Officer

MICHAEL G. GALLO
Executive Vice President

SCOTT T. HARRINGTON
Vice President--Administration

ALAN J. KIRSHENBAUM
Senior Vice President

ALISON H. MICUCCI
Senior Vice President and Chief Compliance Officer

MARGUERITE E. H. MORRISON
Secretary

RICHARD W. ZUCCARO
Vice President--Tax

INVESTMENT ADVISER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

Some Portfolios may not be available in all products.
 * As of June 30, 2006.
** An affiliate of New York Life Investment Management LLC.

SUBADVISOR

MACKAY SHIELDS LLC**

ADMINISTRATOR

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

DISTRIBUTOR

NYLIFE DISTRIBUTORS LLC

CUSTODIAN

INVESTORS BANK & TRUST COMPANY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

LEGAL COUNSEL

DECHERT LLP

 88   MainStay VP Series Fund, Inc.

                       This page intentionally left blank